UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-09891

Dreyfus Opportunity Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	10/31
Date of reporting period:	10/31/16

The following N-CSR relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-CSR reporting requirements.  A separate N-CSR will be filed for any series with a different fiscal year end, as appropriate.

Dreyfus Strategic Beta Emerging Markets Equity Fund

Dreyfus Strategic Beta Global Equity Fund

FORM N-CSR

Item 1.                         Reports to Stockholders.

Dreyfus Strategic Beta Emerging Markets Equity Fund

ANNUAL REPORT October 31, 2016

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dreyfus Strategic Beta Emerging Markets Equity Fund	The Fund

A LETTER FROM THE CHIEF EXECUTIVE OFFICER

Dear Shareholder:

We are pleased to present this annual report for Dreyfus Strategic Beta Emerging Markets Equity Fund, covering the 12-month period from November 1, 2015 through October 31, 2016. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Stocks and bonds generally advanced over the reporting period in the midst of heightened market volatility stemming from various global economic developments. Toward the end of 2015, investor sentiment deteriorated amid sluggish global economic growth, falling commodity prices, and the first increase in short-term U.S. interest rates in nearly a decade. These worries sparked sharp stock market declines in January 2016, but equities began to rally in February when U.S. monetary policymakers refrained from additional rate hikes, other central banks eased their monetary policies further, and commodity prices began to rebound. Stocks generally continued to climb through the summer, driving several broad measures of U.S. stock market performance to record highs in July and August before moderating as a result of uncertainty regarding U.S. elections and potential rate hikes. In the bond market, yields of high-quality sovereign bonds generally moved lower and their prices increased in response to robust investor demand for current income in a low interest rate environment.

The outcome of the U.S. presidential election and ongoing global economic headwinds suggest that uncertainty will persist in the financial markets over the foreseeable future. Some asset classes and industry groups may benefit from a changing economic and political landscape, while others probably will face challenges. Consequently, selectivity could become a more important determinant of investment success. As always, we encourage you to discuss the implications of our observations with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Mark D. Santero
Chief Executive Officer
The Dreyfus Corporation
November 15, 2016

2

DISCUSSION OF FUND PERFORMANCE

For the period from November 1, 2015 through October 31, 2016, as provided by William S. Cazalet, CAIA, Ronald P. Gala, CFA, C. Wesley Boggs, and Peter D. Goslin, CFA, portfolio managers of Mellon Capital Management Corporation, Sub-Investment Adviser

Fund and Market Performance Overview

For the 12-month period ended October 31, 2016, Dreyfus Strategic Beta Emerging Markets Equity Fund’s Class A shares produced a total return of 11.80%, Class C shares returned 11.11%, Class I shares returned 12.19%, and Class Y shares returned 12.19%.1 For the same period, the fund’s benchmark, the Morgan Stanley Capital International Emerging Markets Index (the “MSCI EM Index”), produced a 9.27% total return.2

Emerging stock markets delivered solidly positive returns during the reporting period amid changing global economic and geopolitical conditions. The fund outperformed its benchmark, in part due to strong security selections in the energy and materials sectors.

The Fund’s Investment Approach

The fund seeks long-term capital appreciation. To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in common stocks and other equity securities of companies organized or with their principal place of business, or a majority of assets or business, in emerging market countries.

The fund’s portfolio managers use a proprietary methodology designed to rank and select stocks of emerging markets companies based on fundamental company information. The portfolio managers employ a “strategic beta” strategy to select and weight stocks for the fund’s portfolio based on the company’s economic size, which is determined by a combination of accounting metrics, including sales; earnings before interest, taxation, depreciation and amortization (EBITDA); and net total payout, including dividends and share repurchases. Companies are then ranked based on the quality and growth of their earnings, and companies with the lowest expected performance based on earnings quality and earnings growth metrics are excluded. The portfolio managers handle risk by diversifying across companies and industries. The fund’s portfolio is rebalanced semiannually.

Improved Sentiment Bolstered Emerging Markets

Emerging markets struggled with various global economic headwinds early in the reporting period. Concerns regarding an economic slowdown in China, falling commodity prices, and a strengthening U.S. dollar undermined investor sentiment toward developing nations in the Asia/Pacific region. Meanwhile, natural resources exporters in Latin American economies struggled with low commodity prices, and the region’s largest economy, Brazil, saw recessionary conditions amid intensifying government scandals. These developments drove the MSCI EM Index sharply lower between the beginning of the reporting period and late January 2016.

The remainder of the reporting period saw dramatic reversals of these trends. Commodity prices strengthened in response to improving Chinese economic prospects, and many emerging-markets currencies gained value against the U.S. dollar. Economic reforms made progress in developing countries such as India and Indonesia. Brazil saw a change in government after the former president was impeached on corruption charges. Although the United Kingdom’s vote to leave the European Union in June and a failed coup in Turkey in August fueled concerns about global instability, the MSCI EM Index rose substantially from its earlier lows to end the reporting period with impressive gains.

3

DISCUSSION OF FUND PERFORMANCE (continued)

Energy and Materials Stocks Bolstered Fund Results

The fund’s strong performance compared to its benchmark was driven, in part, by the success of our quantitative investment process in the rebounding energy sector. Most notably, an overweighted position in South Korean oil refiner SK Innovation fared well when investors anticipated that higher operating margins would boost earnings, and energy producer Petróleo Brasileiro benefited from higher oil prices and an appreciating Brazilian real. In the materials sector, Brazilian metals-and-mining company Vale gained value as commodity prices recovered.

On the other hand, the fund’s relative performance was constrained to a degree by its holdings in the consumer discretionary sector, where Korean electronics products maker LG Electronics struggled with adverse currency fluctuations and a generally weak local stock market. Results from the information technology sector were undermined by disappointments such as underweighted exposure to Chinese Internet company Tencent Holdings, which advanced as its social media platform gained popularity. In other areas, Greek financial institution Eurobank Ergasias was hurt by negative interest rates in the Eurozone.

Maintaining a Disciplined Investment Process

Despite recent gains posted by many emerging market equities, the asset class has remained attractively valued compared to other segments of the global stock market. As investor sentiment and the global economic environment continue to improve, companies that can grow their earnings appear likely to support richer valuations. On the other hand, uncertainty surrounding future U.S. fiscal and monetary policies could dampen business conditions for emerging-markets companies over the near term.

While our investment process does not directly consider macroeconomic influences, we believe that its emphasis on value, quality, and momentum positions it well for the months ahead. As of the end of the reporting period, we have identified slightly more opportunities meeting our criteria in the energy and utilities sectors, and slightly fewer in the financials and consumer discretionary sectors.

November 15, 2016

Equities are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

Emerging markets tend to be more volatile than the markets of more mature economies and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. The securities of companies located in emerging markets are often subject to rapid and large changes in price. An investment in this fund should be considered only as a supplement to a complete investment program for those investors willing to accept the greater risks associated with investing in emerging market countries.

Investing internationally involves special risks, including changes in currency exchange rates, political, economic, and social instability, a lack of comprehensive company information, differing auditing and legal standards, and less market liquidity. These risks generally are greater with emerging market countries than with more economically and politically established foreign countries.

1 Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price, yield, and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect until March 1, 2018, at which time it may be extended, terminated, or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.

2 Source: Lipper Inc. — Reflects reinvestment of net dividends and, where applicable, capital gain distributions. The Morgan Stanley Capital International Emerging Markets Index is a market capitalization-weighted index composed of companies representative of the market structure of select designated emerging market countries in Europe, Latin America, Africa, Asia, and the Middle East. Investors cannot invest directly in any index.

4

FUND PERFORMANCE

Comparison of change in value of $10,000 investment in Dreyfus Strategic Beta Emerging Markets Equity Fund Class A shares, Class C shares, Class I shares, and Class Y shares, and the Morgan Stanley Capital International Emerging Markets Index

† Source: Lipper Inc.

Past performance is not predictive of future performance.

The above graph compares a $10,000 investment made in each of the Class A, Class C, Class I and Class Y shares of Dreyfus Strategic Beta Emerging Markets Equity Fund on 9/15/14 (inception date) to a $10,000 investment made in the Morgan Stanley Capital International Emerging Markets Index (the “Index”) on that date. All dividends and capital gain distributions are reinvested.

The fund’s performance shown in the line graph above takes into account the maximum initial sales charge on Class A shares and all other applicable fees and expenses on all classes. The Index is a free-float-adjusted, market-capitalization weighted index designed to measure the equity performance of emerging market countries in Africa, Asia, Europe, Latin America and the Middle East. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

5

FUND PERFORMANCE (continued)

Average Annual Total Returns as of 10/31/16
	Inception Date	1 Year	From Inception
Class A shares
with maximum sales charge (5.75%)	9/15/14	5.33%	-6.42%
without sales charge	9/15/14	11.80%	-3.79%
Class C shares
with applicable redemption charge †	9/15/14	10.11%	-4.48%
without redemption	9/15/14	11.11%	-4.48%
Class I shares	9/15/14	12.19%	-3.53%
Class Y shares	9/15/14	12.19%	-3.53%
Morgan Stanley Capital International Emerging Markets Index	8/31/14	9.27%	-5.98%	††

Past performance is not predictive of future performance. The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. In addition to the performance of Class A shares shown with and without a maximum sales charge, the fund’s performance shown in the table takes into account all other applicable fees and expenses on all classes.

† The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.
†† For comparative purposes, the value of the Index as of 8/31/14 is used as the beginning value on 9/15/14.

6

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Strategic Beta Emerging Markets Equity Fund from May 1, 2016 to October 31, 2016. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended October 31, 2016
	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$5.30	$9.25	$3.98	$3.97
Ending value (after expenses)	$1,107.10	$1,102.40	$1,109.00	$1,107.90

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended October 31, 2016
	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$5.08	$8.87	$3.81	$3.81
Ending value (after expenses)	$1,020.11	$1,016.34	$1,021.37	$1,021.37

† Expenses are equal to the fund’s annualized expense ratio of 1.00% for Class A, 1.75% for Class C, .75% for Class I and .75% for Class Y, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

7

STATEMENT OF INVESTMENTS
October 31, 2016

Common Stocks - 90.3%	Shares		Value ($)
Brazil - 6.1%
Ambev	8,600		50,732
Banco Bradesco	3,092		30,736
Banco do Brasil	3,800		34,869
Banco Santander Brasil	200		1,648
BB Seguridade Participacoes	2,800		28,193
BM&FBovespa	9,900		58,308
CCR	6,000		32,613
CETIP	600		8,434
Cia de Saneamento Basico do Estado de Sao Paulo	2,200		23,227
Cia Siderurgica Nacional	5,500	[a]	18,506
Cielo	2,180		22,128
Cosan Industria e Comercio	1,100		14,791
CPFL Energia	1,543		11,708
EDP - Energias do Brasil	3,100		14,908
Embraer	3,200		17,193
Engie Brasil Energia	1,200		15,244
Equatorial Energia	600		10,703
Fibria Celulose	600		4,801
Hypermarcas	300		2,515
JBS	2,600		7,909
Klabin	300		1,546
Kroton Educacional	1,800		8,966
Localiza Rent a Car	300		3,725
Lojas Renner	1,600		13,534
M Dias Branco	100		4,270
Multiplan Empreendimentos Imobiliarios	100		2,010
Natura Cosmeticos	700		6,724
OdontoPrev	700		2,632
Petroleo Brasileiro	27,900	[a]	162,925
Porto Seguro	600		5,690
Qualicorp	500		3,217
Raia Drogasil	400		8,880
Rumo Logistica Operadora Multimodal	5,200	[a]	11,632
Sul America	2,400		14,489
Totvs	300		2,722
Transmissora Alianca de Energia Eletrica	2,800		18,202
Ultrapar Participacoes	2,800		63,447

8

Common Stocks - 90.3% (continued)	Shares		Value ($)
Brazil - 6.1% (continued)
Vale	5,800	[a]	40,120
WEG	1,400		7,719
			791,616
Chile - .8%
AES Gener	5,750		1,958
Aguas Andinas, Cl. A	14,446		9,539
Banco de Chile	49,005		5,849
Cencosud	4,593		14,972
Cia Cervecerias Unidas	245		2,632
Colbun	10,986		2,402
Empresa Nacional de Electricidad	28,163		19,319
Endesa Americas	40,926		19,046
Enersis Americas	127,625		21,589
LATAM Airlines Group	1,269	[a]	12,194
			109,500
China - 19.1%
3SBio	500	[a,b]	500
AAC Technologies Holdings	800		7,633
Agricultural Bank of China, Cl. H	101,200		42,669
Air China, Cl. H	30,500		20,057
Alibaba Group Holding, ADR	550	[a]	55,929
Anhui Conch Cement, Cl. H	6,800		18,851
ANTA Sports Products	4,300		12,419
AviChina Industry & Technology, Cl. H	6,900		4,689
Baidu, ADR	220	[a]	38,909
Bank of China, Cl. H	407,800		182,984
Bank of Communications, Cl. H	37,400		28,500
Beijing Capital International Airport, Cl. H	3,800		3,983
BYD, Cl. H	2,300	[a]	15,125
CGN Power, Cl. H	18,500	[b]	5,415
China Cinda Asset Management, Cl. H	42,800		15,397
China CITIC Bank, Cl. H	18,700		12,080
China Coal Energy, Cl. H	9,000	[a]	5,106
China Communications Construction, Cl. H	57,700		63,536
China Communications Services, Cl. H	30,600		18,189
China Construction Bank, Cl. H	463,500		339,458
China COSCO Holdings, Cl. H	12,500	[a]	4,319
China Everbright Bank, Cl. H	12,500		5,706
China Evergrande Group	41,500		27,451

9

STATEMENT OF INVESTMENTS (continued)

Common Stocks - 90.3% (continued)	Shares		Value ($)
China - 19.1% (continued)
China Galaxy Securities, Cl. H	5,300		5,043
China Longyuan Power Group, Cl. H	6,900		5,276
China Medical System Holdings	2,300		3,594
China Merchants Bank, Cl. H	10,900		26,591
China Minsheng Banking, Cl. H	37,400		42,678
China National Building Material, Cl. H	23,400		10,711
China Pacific Insurance Group, Cl. H	13,300		48,103
China Petroleum & Chemical, Cl. H	252,900		184,240
China Railway Construction, Cl. H	38,000		47,625
China Railway Group, Cl. H	70,800		54,774
China Shenhua Energy, Cl. H	15,000		31,216
China Southern Airlines, Cl. H	30,200		16,978
China Telecom, Cl. H	75,500		39,037
China Vanke, Cl. H	14,400		37,692
Chongqing Changan Automobile, Cl. B	4,000		6,112
Chongqing Rural Commercial Bank, Cl. H	11,600		6,955
CITIC Securities, Cl. H	2,600		5,766
CRRC, Cl. H	15,000		13,616
Ctrip.com International, ADR	100	[a]	4,415
Fosun International	4,600		6,679
GF Securities, Cl. H	1,200		2,671
GOME Electrical Appliances Holding	115,200		14,557
Great Wall Motor, Cl. H	20,000		19,521
Guangzhou Automobile Group, Cl. H	10,200		12,336
Guangzhou R&F Properties, Cl. H	9,500		13,425
Haitian International Holdings	1,900		3,920
Hengan International Group	1,600		12,739
Huadian Power International, Cl. H	22,800		9,790
Huaneng Power International, Cl. H	61,200		37,641
Huaneng Renewables, Cl. H	17,000		5,721
Huatai Securities, Cl. H	1,200	[b]	2,538
Industrial & Commercial Bank of China, Cl. H	406,100		244,533
Jiangsu Expressway, Cl. H	5,000		6,808
Jiangxi Copper, Cl. H	13,600		16,063
Kingsoft	600		1,349
Luye Pharma Group	1,000		673
NetEase, ADR	110		28,269
New China Life Insurance, Cl. H	2,200		9,531
New Oriental Education & Technology Group, ADR	100	[a]	5,013

10

Common Stocks - 90.3% (continued)	Shares		Value ($)
China - 19.1% (continued)
People's Insurance Company Group of China, Cl. H	73,100		29,125
PICC Property & Casualty, Cl. H	26,800		43,402
Ping An Insurance Group Company of China, Cl. H	19,800		104,546
Qinqin Foodstuffs Group Cayman	320	[a]	111
Semiconductor Manufacturing International	75,100	[a]	9,102
Shanghai Electric Group, Cl. H	16,800	[a]	7,777
Shanghai Fosun Pharmaceutical Group, Cl. H	500		1,538
Shanghai Lujiazui Finance & Trade Zone Development, Cl. B	1,980	[c]	3,079
Shanghai Pharmaceuticals Holding, Cl. H	2,700		6,963
Shenzhou International Group Holdings	600		3,980
Shui On Land	11,800		2,921
Sino-Ocean Group Holding	18,600		7,746
Sinopec Engineering Group, Cl. H	3,600		3,184
Sinopec Shanghai Petrochemical, Cl. H	33,600		17,156
Sinopharm Group, Cl. H	10,300		50,135
Sinotrans, Cl. H	10,600		5,002
SOHO China	12,500		6,463
Sunac China Holdings	9,800		6,710
Tencent Holdings	4,100		108,797
TravelSky Technology, Cl. H	1,900		4,062
Vipshop Holdings, ADR	1,000	[a]	13,670
Want Want China Holdings	21,500		13,113
Weichai Power, Cl. H	8,400		12,694
Yanzhou Coal Mining, Cl. H	22,000		16,311
Zhejiang Expressway, Cl. H	10,100		10,588
Zhuzhou CRRC Times Electric	1,100		5,333
Zijin Mining Group, Cl. H	37,900		11,924
ZTE, Cl. H	5,900		8,125
			2,486,661
Colombia - .3%
Cementos Argos	1,480		5,857
Corporacion Financiera Colombiana	110		1,364
Ecopetrol	24,542	[a]	10,692
Grupo Argos	797		5,169
Grupo de Inversiones Suramericana	279		3,598
Interconexion Electrica	2,343		7,785
			34,465
Czech Republic - .3%
CEZ	895		16,868

11

STATEMENT OF INVESTMENTS (continued)

Common Stocks - 90.3% (continued)	Shares		Value ($)
Czech Republic - .3% (continued)
Komercni banka	170		6,227
O2 Czech Republic	1,351		12,396
			35,491
Egypt - .3%
Commercial International Bank Egypt	3,097		17,892
Global Telecom Holding	31,033	[a]	16,670
Talaat Moustafa Group	1,640		1,053
			35,615
Greece - .3%
Eurobank Ergasias	1,223	[a]	720
FF Group	119	[a]	2,850
Hellenic Telecommunications Organization	649		5,949
JUMBO	387		5,502
National Bank of Greece	4,352	[a]	893
OPAP	2,023		17,255
Piraeus Bank	11,288	[a]	1,871
Titan Cement	150		3,486
			38,526
Hong Kong - 2.8%
Beijing Enterprises Holdings	2,400		12,007
Beijing Enterprises Water Group	7,000	[a]	5,082
Belle International Holdings	39,500		23,938
Brilliance China Automotive Holdings	1,300		1,544
China Conch Venture Holdings	500		935
China Everbright	2,500		4,900
China Everbright International	3,500		4,197
China Gas Holdings	2,500		3,810
China Jinmao Holdings Group	14,500		4,001
China Merchants Port Holdings	1,300		3,369
China Mobile	3,200		36,660
China Overseas Land & Investment	9,000		27,793
China Power International Development	19,500		7,116
China Resources Beer Holdings	4,000	[a]	8,510
China Resources Gas Group	2,500		7,849
China Resources Land	16,100		40,149
China Resources Power Holdings	11,600		19,713
China Taiping Insurance Holdings	10,800	[a]	20,860
Country Garden Holdings	27,200		14,169
CSPC Pharmaceutical Group	3,800		3,939

12

Common Stocks - 90.3% (continued)	Shares	Value ($)
Hong Kong - 2.8% (continued)
ENN Energy Holdings	2,300	10,824
Geely Automobile Holdings	22,400	23,106
Guangdong Investment	5,600	8,463
Haier Electronics Group	6,100	9,847
Kunlun Energy	16,200	12,261
Longfor Properties	6,600	8,765
Nine Dragons Paper Holdings	12,100	9,860
Shanghai Industrial Holdings	2,000	6,125
Shimao Property Holdings	7,400	9,904
Sino Biopharmaceutical	3,800	2,661
Sun Art Retail Group	10,900	7,688
		360,045
Hungary - .3%
MOL Hungarian Oil & Gas	279	17,950
OTP Bank	506	14,213
Richter Gedeon	241	5,180
		37,343
Indonesia - 1.8%
Adaro Energy	150,700	18,306
AKR Corporindo	3,100	1,687
Bank Central Asia	15,900	18,918
Bank Mandiri	13,500	11,872
Bank Negara Indonesia	26,300	11,237
Bank Rakyat Indonesia	26,500	24,778
Charoen Pokphand Indonesia	9,200	2,609
Global Mediacom	19,200	1,251
Gudang Garam	1,300	6,765
Hanjaya Mandala Sampoerna	7,500	2,270
Indocement Tunggal Prakarsa	3,000	3,782
Indofood CBP Sukses Makmur	4,600	3,314
Indofood Sukses	11,900	7,752
Jasa Marga	4,500	1,562
Kalbe Farma	26,400	3,521
Matahari Department Store	3,500	4,835
Media Nusantara Citra	6,400	1,030
Perusahaan Gas Negara	71,400	14,009
Semen Indonesia	6,800	5,133
Surya Citra Media	9,000	1,828
Telekomunikasi Indonesia	226,100	73,126

13

STATEMENT OF INVESTMENTS (continued)

Common Stocks - 90.3% (continued)	Shares		Value ($)
Indonesia - 1.8% (continued)
Tower Bersama Infrastructure	6,000		2,748
Unilever Indonesia	2,000		6,817
Waskita Karya	7,200		1,446
			230,596
Malaysia - 1.1%
AirAsia	11,000		7,263
Alliance Financial Group	2,400		2,283
Astro Malaysia Holdings	6,300		4,280
Axiata Group	6,600		7,741
Berjaya Sports Toto	4,897		3,724
British American Tobacco Malaysia	500		5,902
Dialog Group	2,300		850
DiGi.Com	9,600		11,511
Genting Malaysia	3,500		3,971
HAP Seng Consolidated	600		1,114
IHH Healthcare	1,200		1,831
IJM	3,500		2,753
IOI	5,600		6,007
Kuala Lumpur Kepong	1,000		5,712
Malaysia Airports Holdings	900		1,422
Maxis	10,800		15,344
Petronas Dagangan	800		4,455
Petronas Gas	1,800		9,440
PPB Group	600		2,306
Public Bank	4,100		19,410
SapuraKencana Petroleum	6,200	[a]	2,394
Tenaga Nasional	8,000		27,347
Westports Holdings	2,000		2,102
			149,162
Mexico - 2.5%
Alfa, Cl. A	21,700		32,927
America Movil, Ser. L	114,100		75,580
Arca Continental	800		4,972
Cemex	60,300	[a]	52,162
Coca-Cola Femsa, Ser. L	1,000		7,509
El Puerto de Liverpool, Ser. C1	240		2,524
Fibra Uno Administracion	1,400		2,664
Fomento Economico Mexicano	2,900		27,806
Gentera	2,700		5,325

14

Common Stocks - 90.3% (continued)	Shares		Value ($)
Mexico - 2.5% (continued)
Gruma, Cl. B	855		11,885
Grupo Aeroportuario del Pacifico, Cl. B	800		7,729
Grupo Aeroportuario del Sureste, Cl. B	365		5,811
Grupo Bimbo, Ser. A	4,700		12,672
Grupo Comercial Chedraui	1,200		2,669
Grupo Financiero Banorte, Cl. O	2,300		13,568
Grupo Lala	1,100		2,046
Kimberly-Clark de Mexico, Cl. A	5,500		11,852
Mexichem	2,800		6,691
OHL Mexico	3,100	[a]	3,638
Promotora y Operadora de Infraestructura	240		2,677
Wal-Mart de Mexico	19,100		40,401
			333,108
Peru - .1%
Credicorp	100		14,868
Philippines - .4%
Aboitiz Equity Ventures	2,340		3,769
Aboitiz Power	3,300		3,131
Alliance Global Group	7,300		2,150
Ayala	290		5,001
Ayala Land	6,800		5,091
DMCI Holdings	8,350		2,155
Energy Development	19,000		2,315
Globe Telecom	165		6,065
GT Capital Holdings	170		4,603
JG Summit Holdings	4,300		6,749
Jollibee Foods	540		2,654
Metro Pacific Investments	22,100		3,286
Robinsons Land	1,500		959
SM Investments	405		5,621
SM Prime Holdings	3,900		2,167
Universal Robina	950		3,571
			59,287
Poland - 1.4%
Bank Millennium	1,580	[a]	2,324
Bank Zachodni	71		5,737
CCC	22		1,116
Enea	2,030	[a]	5,195
Energa	1,238		2,537

15

STATEMENT OF INVESTMENTS (continued)

Common Stocks - 90.3% (continued)	Shares		Value ($)
Poland - 1.4% (continued)
Eurocash	547		5,544
Grupa Azoty	197		3,138
Grupa Lotos	664	[a]	5,756
KGHM Polska Miedz	1,501		27,195
mBank	32	[a]	2,886
Orange Polska	2,892		4,128
PGE	2,892		7,570
Polski Koncern Naftowy ORLEN	3,082		61,118
Polskie Gornictwo Naftowe i Gazownictwo	7,820		10,006
Powszechny Zaklad Ubezpieczen	3,387		23,517
Synthos	2,073	[a]	2,505
Tauron Polska Energia	17,166	[a]	11,595
			181,867
Qatar - .5%
Ezdan Holding Group	829		3,574
Masraf Al Rayan	633		6,014
Ooredoo	580		15,449
Qatar Electricity & Water	97		5,594
Qatar Gas Transport	2,086		12,952
Qatar Insurance	134		3,223
Qatar Islamic Bank	77		2,165
Qatar National Bank	312		13,708
Vodafone Qatar	427	[a]	1,232
			63,911
Romania - .0%
New Europe Property Investments	55		678
Russia - 7.0%
Alrosa	11,500		16,071
Gazprom	125,290		274,368
LUKOIL	3,336		163,113
Magnit, GDR	697		27,664
MegaFon, GDR	420		4,003
MMC Norilsk Nickel	700		103,165
Mobile Telesystems, ADR	6,500		50,115
Moscow Exchange MICEX-RTS	2,230		4,105
Novatek, GDR	195		20,845
PhosAgro, GDR	580		7,192
Rosneft	6,930		37,999
Rostelecom	8,830		11,004

16

Common Stocks - 90.3% (continued)	Shares		Value ($)
Russia - 7.0% (continued)
RusHydro	797,900		10,004
Sberbank of Russia	29,400		68,351
Severstal	1,730		24,187
Sistema, GDR	2,198		16,419
Surgutneftegas	35,900		15,297
Tatneft	10,430		58,400
			912,302
South Africa - 4.4%
Anglo American Platinum	177	[a]	4,170
AngloGold Ashanti	2,447	[a]	32,784
Barclays Africa Group	2,233		25,894
Brait	351	[a]	2,332
Capitec Bank Holdings	40		2,032
Coronation Fund Managers	1,465		7,880
Exxaro Resources	1,018		7,489
FirstRand	7,888		28,267
Fortress Income Fund	73		174
Fortress Income Fund, Cl. A	219		266
Gold Fields	4,968		20,194
Growthpoint Properties	2,234		4,165
Hyprop Investments	230		2,042
Impala Platinum Holdings	1,747	[a]	7,022
Imperial Holdings	915		11,558
Investec	1,516		9,349
Liberty Holdings	442		3,801
Life Healthcare Group Holdings	2,751		7,345
Massmart Holdings	637		5,521
MMI Holdings	3,402		5,705
Mondi	506		9,888
Mr Price Group	934		10,648
Naspers, Cl. N	94		15,755
Pick n Pay Stores	1,594		7,801
Pioneer Foods Group	260		3,139
PSG Group	50		781
Rand Merchant Investment Holdings	1,649		4,938
Redefine Properties	5,701		4,896
Resilient REIT	82		678
RMB Holdings	995		4,392
Sanlam	7,651		37,087

17

STATEMENT OF INVESTMENTS (continued)

Common Stocks - 90.3% (continued)	Shares		Value ($)
South Africa - 4.4% (continued)
Sappi	4,999	[a]	27,806
Sasol	2,007		55,731
Shoprite Holdings	1,239		18,286
Sibanye Gold	2,488		6,781
SPAR Group	1,455		20,610
Standard Bank Group	6,901		73,218
Steinhoff International Holdings	5,992		32,347
Telkom	896		4,134
The Foschini Group	1,074		11,056
Tiger Brands	233		6,635
Truworths International	2,267		12,013
Tsogo Sun Holdings	1,837		4,170
Vodacom Group	1,610		17,367
			578,147
South Korea - 17.9%
Amorepacific	37		11,608
AMOREPACIFIC Group	71		9,183
BGF Retail	22		3,345
CJ	160		24,400
CJ CheilJedang	56		17,105
Coway	155		12,137
Daelim Industrial	136		9,710
DGB Financial Group	581		4,874
Dongbu Insurance	269		16,715
Dongsuh	40		949
Doosan Heavy Industries & Construction	1,060		24,271
GS Engineering & Construction	205	[a]	4,801
GS Holdings	557		24,874
GS Retail	67		2,857
Hana Financial Group	1,338		38,354
Hankook Tire	401		19,345
Hanmi Pharm	2		633
Hanmi Science	1		66
Hanon Systems	469		4,386
Hanssem	10		1,551
Hanwha	2,704		88,263
Hanwha Chemical	707		16,713
Hanwha Life Insurance	1,631		8,909
Hyosung	177		20,728

18

Common Stocks - 90.3% (continued)	Shares		Value ($)
South Korea - 17.9% (continued)
Hyundai Development Co-Engineering & Construction	285		12,080
Hyundai Engineering & Construction	1,014		36,732
Hyundai Glovis	79		11,979
Hyundai Heavy Industries	484	[a]	61,544
Hyundai Marine & Fire Insurance	374		11,554
Hyundai Mobis	175		41,905
Hyundai Steel	289		12,477
Industrial Bank of Korea	893		10,302
Kangwon Land	234		7,761
KB Financial Group	891		32,938
KCC	13		4,596
KEPCO Plant Service & Engineering	32		1,535
Kia Motors	1,269		45,137
Korea Aerospace Industries	95		5,380
Korea Electric Power	1,565		67,360
Korea Gas	155		6,279
Korea Investment Holdings	65		2,335
Korea Zinc	18		7,158
Korean Air Lines	968	[a]	27,071
KT	478		13,493
KT&G	471		46,513
Kumho Petrochemical	92		5,636
LG	268		14,357
LG Chem	245		52,779
LG Display	1,056		25,194
LG Electronics	1,684		70,348
LG Household & Health Care	16		11,466
LG Innotek	73		4,976
LG Uplus	1,842		18,995
Lotte Chemical	99		24,961
Lotte Confectionery	8		1,342
Mirae Asset Daewoo	706		4,782
Mirae Asset Securities	124		2,455
NAVER	42		31,456
NCSoft	13		3,005
NH Investment & Securities	339		2,992
OCI	74	[a]	5,853
Orion	3		1,875
Ottogi	1		575

19

STATEMENT OF INVESTMENTS (continued)

Common Stocks - 90.3% (continued)	Shares		Value ($)
South Korea - 17.9% (continued)
POSCO	487		100,869
Posco Daewoo	330		7,196
S-1	48		3,880
Samsung C&T	95		13,408
Samsung Card	66		2,780
Samsung Electronics	480		687,542
Samsung Heavy Industries	541	[a]	4,610
Samsung Life Insurance	156		15,065
Samsung SDS	46		6,211
Shinhan Financial Group	1,192		45,680
Shinsegae	28		4,551
SK Holdings	720		140,634
SK Innovation	780		103,273
SK Networks	811		4,621
SK Telecom	90		17,579
S-Oil	519		35,605
Woori Bank	1,489		16,266
Yuhan	9		1,652
			2,326,375
Taiwan - 14.7%
Advanced Semiconductor Engineering	30,000		35,269
Advantech	1,000		8,144
Asustek Computer	2,000		17,524
AU Optronics	53,000		20,154
Catcher Technology	2,000		15,686
Cathay Financial Holding	18,000		23,357
Chailease Holding	1,040		1,799
Chang Hwa Commercial Bank	7,791		3,987
Cheng Shin Rubber Industry	10,000		20,375
Chicony Electronics	4,025		10,306
China Life Insurance	18,472		17,063
China Steel	37,000		26,732
Chunghwa Telecom	22,000		75,291
Compal Electronics	104,000		61,957
CTBC Financial Holding	30,786		16,585
Delta Electronics	4,300		22,687
E.Sun Financial Holding	7,077		4,025
Far Eastern New Century	14,000		10,847
Far EasTone Telecommunications	4,000		9,456

20

Common Stocks - 90.3% (continued)	Shares		Value ($)
Taiwan - 14.7% (continued)
Feng TAY Enterprise	1,120		4,685
First Financial Holding	10,789		5,658
Formosa Chemicals & Fibre	19,000		56,535
Formosa Petrochemical	6,000		20,059
Formosa Plastics	18,000		48,711
Formosa Taffeta	3,000		2,738
Foxconn Technology	4,060		11,785
Fubon Financial Holding	24,000		34,071
Giant Manufacturing	1,000		7,082
Highwealth Construction	6,100		9,037
Hon Hai Precision Industry	102,755		277,747
Hotai Motor	1,000		11,645
HTC	6,000	[a]	17,568
Hua Nan Financial Holdings	6,635		3,375
Inventec	37,000		28,960
Lite-On Technology	19,119		27,445
MediaTek	8,000		60,841
Mega Financial Holding	13,000		8,898
Nan Ya Plastics	18,000		37,474
Nanya Technology	1,000		1,298
Novatek Microelectronics	3,000		11,265
Pegatron	19,000		51,176
Pou Chen	17,000		23,002
Powertech Technology	6,000		17,131
President Chain Store	2,000		14,957
Quanta Computer	23,000		46,645
Realtek Semiconductor	2,000		6,781
Siliconware Precision Industries	5,000		7,566
Simplo Technology	1,000		3,090
Standard Foods	1,110		2,747
Synnex Technology International	13,600		14,523
Taishin Financial Holding	25,591		9,366
Taiwan Business Bank	5,403		1,366
Taiwan Cooperative Financial Holding	4,280		1,878
Taiwan Fertilizer	3,000		4,021
Taiwan Mobile	6,000		21,009
Taiwan Semiconductor Manufacturing	76,000		453,965
Teco Electric & Machinery	8,000		7,111
Transcend Information	1,000		2,763

21

STATEMENT OF INVESTMENTS (continued)

Common Stocks - 90.3% (continued)	Shares	Value ($)
Taiwan - 14.7% (continued)
Uni-President Enterprises	23,360	45,228
United Microelectronics	75,000	27,925
Vanguard International Semiconductor	3,000	6,122
Wistron	35,957	27,118
WPG Holdings	23,000	26,967
Yulon Motor	5,000	4,381
Zhen Ding Technology Holding	2,000	4,557
		1,919,516
Thailand - 2.0%
Advanced Info Service	4,400	19,299
Airports of Thailand	700	7,621
Bangkok Bank	800	3,646
Bangkok Bank-Foreign	100	454
Bangkok Dusit Medical Services, Cl. F	2,600	1,694
Bangkok Expressway & Metro	3,300	702
Banpu	5,300	2,771
BEC World	4,200	2,460
Bumrungrad Hospital	200	1,046
Central Pattana	900	1,434
Charoen Pokphand Foods	15,900	14,311
CP ALL	8,500	14,755
Delta Electronics Thai	1,200	2,692
Electricity Generating	300	1,672
Glow Energy	1,500	3,300
Home Product Center	5,600	1,616
Indorama Ventures	11,000	9,193
IRPC	41,600	5,682
Minor International	1,900	2,090
PTT	7,800	77,114
PTT Global Chemical	11,200	19,201
Robinson Department Store	600	994
Siam Cement	2,550	36,723
Thai Oil	9,900	19,801
Thai Union Group, Cl. F	7,900	4,898
TMB Bank	27,200	1,632
		256,801
Turkey - 1.6%
Akbank	4,497	12,019
Arcelik	1,719	11,355

22

Common Stocks - 90.3% (continued)	Shares		Value ($)
Turkey - 1.6% (continued)
BIM Birlesik Magazalar	826		13,454
Emlak Konut Gayrimenkul Yatirim Ortakligi	1,824		1,863
Enka Insaat ve Sanayi	1		1
Eregli Demir ve Celik Fabrikalari	11,920		16,180
Ford Otomotiv Sanayi	404		4,131
Haci Omer Sabanci Holding	5,248		15,858
KOC Holding	4,590		19,136
Petkim Petrokimya Holding	1,104		1,499
TAV Havalimananlari Holding	1,005		4,131
Tofas Turk Otomobil Fabrikasi	834		6,280
Tupras Turkiye Petrol Rafinerileri	939		19,134
Turk Hava Yollari	3,152	[a]	5,542
Turk Telekomunikasyon	3,186		5,890
Turkcell Iletisim Hizmetleri	12,535	[a]	40,389
Turkiye Garanti Bankasi	5,955		16,185
Turkiye Halk Bankasi	2,444		7,425
Turkiye Sise ve Cam Fabrikalari	2,517		2,643
Turkiye Vakiflar Bankasi, Cl. D	2,423		3,586
Ulker Biskuvi Sanayi	541		3,357
Yapi ve Kredi Bankasi	1,945	[a]	2,326
			212,384
United Arab Emirates - 1.1%
Abu Dhabi Commercial Bank	11,804		19,733
Aldar Properties	10,906		7,839
DP World	399		7,162
Dubai Financial Market	2,218		694
Dubai Islamic Bank	1,613		2,301
Emaar Malls	8,442		5,907
Emaar Properties	28,530		54,140
Emirates Telecommunications Group	6,750		34,642
First Gulf Bank	3,279		10,267
			142,685
United States - 3.5%
iShares MSCI India ETF	15,691		455,667
Total Common Stocks (cost $10,386,949)			11,766,616
Preferred Stocks - 8.0%
Brazil - 6.6%
Banco Bradesco	11,014		115,385
Braskem, Cl. A	1,700		15,056

23

STATEMENT OF INVESTMENTS (continued)

Preferred Stocks - 8.0% (continued)	Shares		Value ($)
Brazil - 6.6% (continued)
Centrais Eletricas Brasileiras, Cl. B	4,400	[a]	37,700
Cia Brasileira de Distribuicao	1,000		19,110
Cia Energetica de Minas Gerais	19,500		59,563
Cia Energetica de Sao Paulo, Cl. B	1,600		7,434
Cia Paranaense de Energia, Cl. B	1,100		12,596
Gerdau	11,800		40,738
Itau Unibanco Holding	12,637		152,024
Itausa - Investimentos Itau	15,791		46,700
Petroleo Brasileiro	46,900	[a]	259,919
Telefonica Brasil	1,700		24,595
Vale	11,100	[a]	71,740
			862,560
Chile - .1%
Embotelladora Andina, Cl. B	705		2,860
Sociedad Quimica y Minera de Chile, Cl. B	224		6,620
			9,480
Colombia - .1%
Bancolombia	400		3,797
Grupo Aval Acciones y Valores	7,252		2,991
Grupo de Inversiones Suramericana	122		1,542
			8,330
Russia - .4%
Surgutneftegas	24,100		10,921
Transneft	19		45,551
			56,472
South Korea - .8%
Amorepacific	57		9,963
LG Chem	33		5,191
LG Household & Health Care	12		4,992
Samsung Electronics	72		82,870
			103,016
Total Preferred Stocks (cost $606,956)			1,039,858
Warrants - .0%	Number of Warrants		Value ($)
Thailand - .0%
Minor International (11/3/17) (cost $0)	45	[a]	6

24

Other Investment - 2.0%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $257,465)	257,465	[d]	257,465
Total Investments (cost $11,251,370)	100.3%		13,063,945
Liabilities, Less Cash and Receivables	(.3%)		(43,644)
Net Assets	100.0%		13,020,301

ADR—American Depository Receipt
ETF—Exchange-Traded Fund
GDR—Global Depository Receipt
MICEX—Moscow Interbank Currency Exchange
REIT—Real Estate Investment Trust
RTS—Russian Trading System

aNon-income producing security.
bSecurity exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2016, these securities were valued at $8,453 or .06% of net assets.
cThe valuation of this security has been determined in good faith by management under the direction of the Board of Trustees. At October 31, 2016, the value of this security amounted to $3,079 or .02% of net assets.
dInvestment in affiliated money market mutual fund.

Portfolio Summary (Unaudited) †	Value (%)
Financials	24.2
Information Technology	18.9
Energy	14.5
Materials	8.9
Industrials	8.2
Telecommunication Services	5.6
Consumer Staples	5.1
Consumer Discretionary	5.0
Utilities	4.7
Real Estate	2.5
Money Market Investment	2.0
Health Care	.7
100.3

† Based on net assets.

See notes to financial statements.

25

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2016

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers	10,993,905	12,806,480
Affiliated issuers	257,465	257,465
Cash		2,416
Cash denominated in foreign currency	55,471	55,182
Dividends receivable		10,576
Prepaid expenses		28,196
		13,160,315
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		66,759
Accrued expenses		73,255
		140,014
Net Assets ($)		13,020,301
Composition of Net Assets ($):
Paid-in capital		13,506,600
Accumulated undistributed investment income—net		196,123
Accumulated net realized gain (loss) on investments		(2,495,181)
Accumulated net unrealized appreciation (depreciation) on investments and foreign currency transactions		1,812,759
Net Assets ($)		13,020,301

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	591,847	25,376	25,530	12,377,548
Shares Outstanding	52,031	2,245	2,240	1,085,837
Net Asset Value Per Share ($)	11.37	11.30	11.40	11.40

See notes to financial statements.

26

STATEMENT OF OPERATIONS
Year Ended October 31, 2016

Investment Income ($):
Income:
Cash dividends (net of $56,424 foreign taxes withheld at source):
Unaffiliated issuers	396,022
Affiliated issuers	547
Total Income	396,569
Expenses:
Management fee—Note 3(a)	84,132
Custodian fees—Note 3(c)	322,655
Professional fees	82,849
Registration fees	51,598
Prospectus and shareholders’ reports	7,062
Trustees’ fees and expenses—Note 3(d)	4,998
Shareholder servicing costs—Note 3(c)	662
Distribution fees—Note 3(b)	305
Loan commitment fees—Note 2	230
Miscellaneous	60,387
Total Expenses	614,878
Less—reduction in expenses due to undertaking—Note 3(a)	(508,785)
Less—reduction in fees due to earnings credits—Note 3(c)	(5)
Net Expenses	106,088
Investment Income—Net	290,481
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	(2,606,826)
Net realized gain (loss) on financial futures	336,532
Net realized gain (loss) on forward foreign currency exchange contracts	48,768
Net Realized Gain (Loss)	(2,221,526)
Net unrealized appreciation (depreciation) on investments and foreign currency transactions	2,427,796
Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	531
Net Unrealized Appreciation (Depreciation)	2,428,327
Net Realized and Unrealized Gain (Loss) on Investments	206,801
Net Increase in Net Assets Resulting from Operations	497,282

See notes to financial statements.

27

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended October 31,
	2016	2015
Operations ($):
Investment income—net	290,481	177,863
Net realized gain (loss) on investments	(2,221,526)	(312,700)
Net unrealized appreciation (depreciation) on investments	2,428,327	(290,765)
Net Increase (Decrease) in Net Assets Resulting from Operations	497,282	(425,602)
Dividends to Shareholders from ($):
Investment income—net:
Class A	(782)	(440)
Class C	-	(288)
Class I	(63,448)	(33,880)
Class Y	(136,782)	(440)
Net realized gain on investments:
Class A	-	(16)
Class C	-	(14)
Class I	-	(1,109)
Class Y	-	(14)
Total Dividends	(201,012)	(36,201)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	565,824	41,000
Class Y	1,198,736	16,138,298
Dividends reinvested:
Class A	174	33
Class Y	135,959	-
Cost of shares redeemed:
Class A	(79,921)	(14,092)
Class C	(53,464)	-
Class I	(5,714,106)	-
Class Y	(5,233,698)	(1,476,389)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(9,180,496)	14,688,850
Total Increase (Decrease) in Net Assets	(8,884,226)	14,227,047
Net Assets ($):
Beginning of Period	21,904,527	7,677,480
End of Period	13,020,301	21,904,527
Undistributed investment income—net	196,123	105,521
Capital Share Transactions (Shares):
Class A
Shares sold	50,247	3,562
Shares issued for dividends reinvested	18	3
Shares redeemed	(8,522)	(1,277)
Net Increase (Decrease) in Shares Outstanding	41,743	2,288
Class C
Shares redeemed	(5,755)	-
Class I
Shares redeemed	(613,760)	-
Class Y
Shares sold	120,763	1,635,417
Shares issued for dividends reinvested	14,133	-
Shares redeemed	(547,675)	(144,801)
Net Increase (Decrease) in Shares Outstanding	(412,779)	1,490,616

See notes to financial statements.

28

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

Class A Shares	Year Ended October 31,
	2016	2015	2014	[a]
Per Share Data ($):
Net asset value, beginning of period	10.25	11.99	12.50
Investment Operations:
Investment income (loss)—net[b]	.09	.23	(.00)	[c]
Net realized and unrealized gain (loss) on investments	1.11	(1.92)	(.51)
Total from Investment Operations	1.20	(1.69)	(.51)
Distributions:
Dividends from investment income—net	(.08)	(.05)	-
Dividends from net realized gain on investments	-	(.00)	[c] -
Total Distributions	(.08)	(.05)	-
Net asset value, end of period	11.37	10.25	11.99
Total Return (%)[d]	11.80	(14.11)	(4.08)	[e]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	4.70	4.50	13.25	[f]
Ratio of net expenses to average net assets	1.00	1.00	1.00	[f]
Ratio of net investment income (loss) to average net assets	.91	2.04	(.15)	[f]
Portfolio Turnover Rate	80.13	32.52	1.76	[e]
Net Assets, end of period ($ x 1,000)	592	105	96

a From September 15, 2014 (commencement of operations) to October 31, 2014.
b Based on average shares outstanding.
c Amount represents less than $.01 per share.
d Exclusive of sales charge.
e Not annualized.
f Annualized.

See notes to financial statements.

29

FINANCIAL HIGHLIGHTS (continued)

Class C Shares	Year Ended October 31,
	2016	2015	2014	[a]
Per Share Data ($):
Net asset value, beginning of period	10.17	11.98	12.50
Investment Operations:
Investment income (loss)—net[b]	.07	.13	(.01)
Net realized and unrealized gain (loss) on investments	1.06	(1.90)	(.51)
Total from Investment Operations	1.13	(1.77)	(.52)
Distributions:
Dividends from investment income—net	-	(.04)	-
Dividends from net realized gain on investments	-	(.00)	[c] -
Total Distributions	-	(.04)	-
Net asset value, end of period	11.30	10.17	11.98
Total Return (%)[d]	11.11	(14.83)	(4.16)	[e]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	4.92	5.12	14.00	[f]
Ratio of net expenses to average net assets	1.75	1.75	1.75	[f]
Ratio of net investment income (loss) to average net assets	.72	1.18	(.90)	[f]
Portfolio Turnover Rate	80.13	32.52	1.76	[e]
Net Assets, end of period ($ x 1,000)	25	81	96

a From September 15, 2014 (commencement of operations) to October 31, 2014.
b Based on average shares outstanding.
c Amount represents less than $.01 per share.
d Exclusive of sales charge.
e Not annualized.
f Annualized.

See notes to financial statements.

30

Class I Shares	Year Ended October 31,
	2016	2015	2014	[a]
Per Share Data ($):
Net asset value, beginning of period	10.27	12.00	12.50
Investment Operations:
Investment income—net[b]	.07	.25	.00	[c]
Net realized and unrealized gain (loss) on investments	1.16	(1.92)	(.50)
Total from Investment Operations	1.23	(1.67)	(.50)
Distributions:
Dividends from investment income—net	(.10)	(.06)	-
Dividends from net realized gain on investments	-	(.00)	[c] -
Total Distributions	(.10)	(.06)	-
Net asset value, end of period	11.40	10.27	12.00
Total Return (%)	12.19	(13.99)	(4.00)	[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.71	4.08	12.68	[e]
Ratio of net expenses to average net assets	.75	.75	.75	[e]
Ratio of net investment income to average net assets	.91	2.19	.10	[e]
Portfolio Turnover Rate	80.13	32.52	1.76	[d]
Net Assets, end of period ($ x 1,000)	26	6,328	7,390

a From September 15, 2014 (commencement of operations) to October 31, 2014.
b Based on average shares outstanding.
c Amount represents less than $.01 per share.
d Not annualized.
e Annualized.

See notes to financial statements.

31

FINANCIAL HIGHLIGHTS (continued)

Class Y Shares	Year Ended October 31,
	2016	2015	2014	[a]
Per Share Data ($):
Net asset value, beginning of period	10.27	12.00	12.50
Investment Operations:
Investment income—net[b]	.23	.09	.00	[c]
Net realized and unrealized gain (loss) on investments	1.00	(1.76)	(.50)
Total from Investment Operations	1.23	(1.67)	(.50)
Distributions:
Dividends from investment income—net	(.10)	(.06)	-
Dividends from net realized gain on investments	-	(.00)	[c] -
Total Distributions	(.10)	(.06)	-
Net asset value, end of period	11.40	10.27	12.00
Total Return (%)	12.19	(13.99)	(4.00)	[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	4.65	2.09	12.67	[e]
Ratio of net expenses to average net assets	.75	.75	.75	[e]
Ratio of net investment income to average net assets	2.28	.98	.10	[e]
Portfolio Turnover Rate	80.13	32.52	1.76	[d]
Net Assets, end of period ($ x 1,000)	12,378	15,390	96

a From September 15, 2014 (commencement of operations) to October 31, 2014.
b Based on average shares outstanding.
c Amount represents less than $.01 per share.
d Not annualized.
e Annualized.

See notes to financial statements.

32

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Strategic Beta Emerging Markets Equity Fund (the “fund”) is a separate diversified series of Dreyfus Opportunity Funds (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund’s investment objective is to seek long-term capital appreciation. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Mellon Capital Management Corporation (“Mellon Capital”), a wholly-owned subsidiary of BNY Mellon and an affiliate of Dreyfus, serves as the fund’s sub-investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C, Class I and Class Y. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of October 31, 2016, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held all of the outstanding Class C and Class I shares of the fund.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive

33

NOTES TO FINANCIAL STATEMENTS (continued)

releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

34

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Trustees (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily

35

NOTES TO FINANCIAL STATEMENTS (continued)

traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of October 31, 2016 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Foreign Common Stocks†	11,307,870	3,079	†† -	11,310,949
Equity Securities - Foreign Preferred Stocks†	1,039,858	-	-	1,039,858
Exchange-Traded Funds	455,667	-	-	455,667
Mutual Funds	257,465	-	-	257,465
Warrants†	6	-	-	6

† See Statement of Investments for additional detailed categorizations.
†† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures. See note above for additional information.

At October 31, 2015, $8,688 of exchange traded foreign equity securities were classified within Level 2 of the fair value hierarchy pursuant to the fund’s fair valuation procedures.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

36

Equity Securities-Foreign Common Stock ($)
Balance as of 10/31/2015	2,899
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	(918)
Purchases/ issuances	-
Sales/dispositions	-
Transfers into Level 3	-
Transfers out of Level 3†	(1,981)
Balance as of 10/31/2016	-
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to investments still held at 10/31/2016	-

† Transfers out of Level 3 represent the value at the date of transfer. The transfers out of Level 3 for the current period were due to the resumption of trading of security.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended October 31, 2016 were as follows:

37

NOTES TO FINANCIAL STATEMENTS (continued)

Affiliated Investment Company	Value 10/31/2015 ($)	Purchases ($)	Sales ($)	Value 10/31/2016 ($)	Net Assets (%)
Dreyfus Institutional Preferred Government Plus Money Market Fund†	16,791	12,403,359	12,162,685	257,465	2.0

† Formerly Dreyfus Institutional Preferred Plus Money Market Fund.

Certain affiliated investment companies may also invest in the fund. At October 31, 2016, Dreyfus Diversified Emerging Markets Fund, an affiliate of the fund, held 1,085,837 Class Y shares representing approximately 95% of the fund’s net assets.

(e) Risk: Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

(f) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended October 31, 2016, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended October 31, 2016, the fund did not incur any interest or penalties.

38

Each tax year in the three-year period ended October 31, 2016 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At October 31, 2016, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $201,404, accumulated capital losses $2,446,117 and unrealized appreciation $1,758,414.

Under the Regulated Investment Company Modernization Act of 2010, the fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to October 31, 2016. The fund has $1,118,836 of short-term capital losses and $1,327,281 of long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal periods ended October 31, 2016 and October 31, 2015 were as follows: ordinary income $201,012 and $36,201, respectively.

During the period ended October 31, 2016, as a result of permanent book to tax differences, primarily due to the tax treatment for foreign currency gains and losses and passive foreign investment companies, the fund increased accumulated undistributed investment income-net by $1,133 and decreased accumulated net realized gain (loss) on investments by the same amount. Net assets and net asset value per share were not affected by this reclassification.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $810 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 5, 2016, the unsecured credit facility with Citibank, N.A. was $555 million and prior to January 11, 2016, the unsecured credit facility with Citibank, N.A. was $480 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective

39

NOTES TO FINANCIAL STATEMENTS (continued)

Facility at the time of borrowing. During the period ended October 31, 2016, the fund did not borrow under the Facilities.

NOTE 3—Management Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .60% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has contractually agreed, from November 1, 2015 through March 1, 2018, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .75% of the value of the fund’s average daily net assets. The reduction in expenses, pursuant to the undertaking, amounted to $508,785 during the period ended October 31, 2016.

Pursuant to a sub-investment advisory agreement between Dreyfus and Mellon Capital, Mellon Capital serves as the fund’s sub-investment adviser responsible for the day-to-day management of the fund’s portfolio. Dreyfus pays the sub-investment adviser a monthly fee at an annual percentage of the value of the fund’s average daily net assets. Dreyfus has obtained an exemptive order from the SEC (the “Order”), upon which the fund may rely, to use a manager of managers approach that permits Dreyfus, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more sub-investment advisers who are either unaffiliated with Dreyfus or are wholly-owned subsidiaries (as defined under the Act) of Dreyfus’ ultimate parent company, BNY Mellon, without obtaining shareholder approval. The Order also allows the fund to disclose the sub-investment advisory fee paid by Dreyfus to any unaffiliated sub-investment adviser in the aggregate with other unaffiliated sub-investment advisers in documents filed with the SEC and provided to shareholders. In addition, pursuant to the Order, it is not necessary to disclose the sub-investment advisory fee payable by Dreyfus separately to a sub-investment adviser that is a wholly-owned subsidiary of BNY Mellon in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to Dreyfus. Dreyfus has ultimate responsibility (subject to oversight by the Board) to supervise any sub-investment adviser and recommend the hiring, termination, and replacement of any sub-investment adviser to the Board.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the

40

period ended October 31, 2016, Class C shares were charged $305 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 2016, Class A and Class C shares were charged $276 and $102, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended October 31, 2016, the fund was charged $263 for transfer agency services and $13 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $5.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended October 31, 2016, the fund was charged $322,655 pursuant to the custody agreement.

During the period ended October 31, 2016, the fund was charged $9,804 for services performed by the Chief Compliance Officer and his staff.

The components of “Due from The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $6,558, Distribution Plan fees $16, Shareholder Services Plan fees $108, custodian fees $86,640, Chief Compliance Officer fees $5,688 and transfer agency

41

NOTES TO FINANCIAL STATEMENTS (continued)

fees $38, which are offset against an expense reimbursement currently in effect in the amount of $32,289.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

(e) A 2% redemption fee is charged and retained by the fund on certain shares redeemed within sixty days following the date of issuance subject to certain exceptions, including redemptions made through use of the fund’s exchange privilege. During the period ended October 31, 2016, redemption fees charged and retained by the fund amounted to $37.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, financial futures and forward contracts, during the period ended October 31, 2016, amounted to $11,101,317 and $19,627,661, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its over-the-counter (“OTC”) derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination.

Each type of derivative instrument that was held by the fund during the period ended October 31, 2016 is discussed below.

Financial Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk, as a result of changes in value of underlying financial instruments. The fund invests in financial futures in order to manage its exposure to or protect against changes in the market. A financial futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect

42

daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with financial futures since they are exchange traded, and the exchange guarantees the financial futures against default. At October 31, 2016, there were no financial futures outstanding.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. At October 31, 2016, there were no forward contracts outstanding.

The following summarizes the average market value of derivatives outstanding during the period ended October 31, 2016:

Average Market Value ($)
Equity financial futures	442,406
Forward contracts	445,927

At October 31, 2016, the cost of investments for federal income tax purposes was $11,305,715; accordingly, accumulated net unrealized appreciation on investments was $1,758,230, consisting of $2,112,390 gross unrealized appreciation and $354,160 gross unrealized depreciation.

43

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Trustees
Dreyfus Strategic Beta Emerging Markets Equity Fund

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Dreyfus Strategic Beta Emerging Markets Equity Fund (one of the series comprising Dreyfus Opportunity Funds) as of October 31, 2016, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for the each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2016 by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Strategic Beta Emerging Markets Equity Fund at October 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods, in conformity with U.S. generally accepted accounting principles.

New York, New York
December 29, 2016

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IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund elects to provide each shareholder with their portion of the fund’s foreign taxes paid and the income sourced from foreign countries. Accordingly, the fund hereby reports the following information regarding its fiscal year ended October 31, 2016:

- the total amount of taxes paid to foreign countries was $56,415.

- the total amount of income sourced from foreign countries was $431,210.

Where required by federal tax law rules, shareholders will receive notification of their proportionate share of foreign taxes paid and foreign sourced income for the 2016 calendar year with Form 1099-DIV which will be mailed in early 2017. For the fiscal year ended October 31, 2016, certain dividends paid by the fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year, $190,051 represents the maximum amount that may be considered qualified dividend income.

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INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited)

At a meeting of the fund’s Board of Trustees held on July 20-21, 2016, the Board considered the renewal of the fund’s Management Agreement, pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”), and the Sub-Investment Advisory Agreement (together, the “Agreements”), pursuant to which Mellon Capital Management Corporation (the “Subadviser”) provides day-to-day management of the fund’s investments. The Board members, a majority of whom are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus and the Subadviser. In considering the renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures, as well as Dreyfus’ supervisory activities over the Subadviser. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), for the one-year period ended May 31, 2016, and (2) the fund’s actual and contractual management fees and total expenses with those of a group

46

of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board noted that the fund had commenced operations in September 2014. The Board discussed the results of the comparisons and noted that the fund’s total return performance was below the Performance Group and Performance Universe medians for the one-year period ended May 31, 2016. Dreyfus also provided a comparison of the fund’s total return to the return of the fund’s benchmark index for the 2015 calendar year.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board noted that the fund’s contractual management fee was the lowest in the Expense Group, the fund’s actual management fee (which was zero) was at the Expense Group median and below the Expense Universe median and the fund’s total expenses were the lowest in the Expense Group and Expense Universe.

Dreyfus representatives noted that Dreyfus has contractually agreed to waive receipt of its fees and/or assume the expenses of the fund until March 1, 2018, so that annual direct fund operating expenses (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed .75% of the fund’s average daily net assets.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Broadridge category as the fund and (2) paid to Dreyfus or the Subadviser or its affiliates for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee.

The Board considered the fee to the Subadviser in relation to the fee paid to Dreyfus by the fund and the respective services provided by the Subadviser and Dreyfus. The Board also noted the Subadviser’s fee is paid by Dreyfus (out of its fee from the fund) and not the fund.

47

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also noted the expense limitation arrangement and its effect on the profitability of Dreyfus and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered on the advice of its counsel the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements, considered in relation to the mix of services provided by Dreyfus and the Subadviser, including the nature, extent and quality of such services, supported the renewal of the Agreements and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Since Dreyfus, and not the fund, pays the Subadviser pursuant to the Sub-Investment Advisory Agreement, the Board did not consider the Subadviser’s profitability to be relevant to its deliberations. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus and the Subadviser from acting as investment adviser and sub-investment adviser, respectively, and noted the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by Dreyfus and the Subadviser are adequate and appropriate.

• The Board generally was satisfied with the fund’s relative performance, noting the short period of operations.

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• The Board concluded that the fees paid to Dreyfus and the Subadviser supported the renewal of the Agreements in light of the considerations described above.

• The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates and the Subadviser, of the fund and the services provided to the fund by Dreyfus and the Subadviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years. The Board determined to renew the Agreements.

49

BOARD MEMBERS INFORMATION (Unaudited)

INDEPENDENT BOARD MEMBERS

Joseph S. DiMartino (73)

Chairman of the Board (2000)

Principal Occupation During Past 5 Years:

• Corporate Director and Trustee (1995-present)

Other Public Company Board Memberships During Past 5 Years:

• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)

No. of Portfolios for which Board Member Serves: 135

———————

Francine J. Bovich (65)

Board Member (2015)

Principal Occupation During Past 5 Years:

• Trustee, The Bradley Trusts, private trust funds (2011-present)

Other Public Company Board Memberships During Past 5 Years:

• Annaly Capital Management, Inc., Board Member (May 2014-present)

No. of Portfolios for which Board Member Serves: 76

———————

Gordon J. Davis (75)

Board Member (2012)

Principal Occupation During Past 5 Years:

• Partner in the law firm of Venable LLP (2012-present)

•  Partner in the law firm of Dewey & LeBoeuf LLP (1994-2012)

Other Public Company Board Memberships During Past 5 Years:

• Consolidated Edison, Inc., a utility company, Director (1997-2014)

• The Phoenix Companies, Inc., a life insurance company, Director (2000-2014)

No. of Portfolios for which Board Member Serves: 58

———————

50

Nathan Leventhal (73)

Board Member (2009)

Principal Occupation During Past 5 Years:

•  President Emeritus of Lincoln Center for the Performing Arts (2001-present)

• Chairman of the Avery Fisher Artist Program (1997-2014)

• Commissioner, NYC Planning Commission (2007-2011)

Other Public Company Board Memberships During Past 5 Years:

• Movado Group, Inc., Director (2003-present)

No. of Portfolios for which Board Member Serves: 48

———————

Robin A. Melvin (53)

Board Member (2014)

Principal Occupation During Past 5 Years:

• Co-chairman, Illinois Mentoring Partnership, non-profit organization dedicated to increasing the quantity and quality of mentoring services in Illinois; (2014-present; served as a board member since 2013)

• Director, Boisi Family Foundation, a private family foundation that supports youth-serving organizations that promote the self sufficiency of youth from disadvantaged circumstances (1995-2012)

No. of Portfolios for which Board Member Serves: 107

———————

Roslyn M. Watson (67)

Board Member (2014)

Principal Occupation During Past 5 Years:

• Principal, Watson Ventures, Inc., a real estate investment company (1993-present)

No. of Portfolios for which Board Member Serves: 62

———————

Benaree Pratt Wiley (70)

Board Member (2009)

Principal Occupation During Past 5 Years:

• Principal, The Wiley Group, a firm specializing in strategy and business development (2005-present)

Other Public Company Board Memberships During Past 5 Years:

• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (2008-present)

No. of Portfolios for which Board Member Serves: 86

———————

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BOARD MEMBERS INFORMATION (Unaudited) (continued)
INTERESTED BOARD MEMBERS

J. Charles Cardona (60)

Board Member (2014)

Principal Occupation During Past 5 Years:

• President and a Director of the Manager (2008-present), Chairman of the Distributor (2013-present; previously, Executive Vice President, 1997-2013), President of Dreyfus Institutional Services Division

No. of Portfolios for which Board Member Serves: 34

J. Charles Cardona is deemed to be an “interested person” (as defined under the Act) of the Company as a result of his affiliation with The Dreyfus Corporation.

———————

Isabel P. Dunst (69)

Board Member (2014)

Principal Occupation During Past 5 Years:

• Of Counsel to the law firm of Hogan Lovells LLP (2015-present; previously, Partner, 1990-2014)

No. of Portfolios for which Board Member Serves: 34

Isabel P. Dunst is deemed to be an “interested person” (as defined under the Act) of the Company as a result of her affiliation with Hogan Lovells LLP, which provides legal services to BNY Mellon and certain of its affiliates.

———————

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80. The address of the Board Members and Officers is c/o The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.

Clifford L. Alexander, Jr., Emeritus Board Member
Whitney I. Gerard, Emeritus Board Member
George L. Perry, Emeritus Board Member

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OFFICERS OF THE FUND (Unaudited)

BRADLEY J. SKAPYAK, President since January 2010.

Chief Operating Officer and a director of the Manager since June 2009, Chairman of Dreyfus Transfer, Inc., an affiliate of the Manager and the transfer agent of the funds, since May 2011 and Executive Vice President of the Distributor since June 2007. From April 2003 to June 2009, Mr. Skapyak was the head of the Investment Accounting and Support Department of the Manager. He is an officer of 64 investment companies (comprised of 135 portfolios) managed by the Manager. He is 57 years old and has been an employee of the Manager since February 1988.

BENNETT A. MACDOUGALL, Chief Legal Officer since October 2015.

Chief Legal Officer of the Manager since June 2015; from June 2005 to June 2015, he served in various capacities with Deutsche Bank – Asset & Wealth Management Division, including as Director and Associate General Counsel, and Chief Legal Officer of Deutsche Investment Management Americas Inc. from June 2012 to May 2015. He is an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since June 2015.

JANETTE E. FARRAGHER, Vice President and Secretary since December 2011.

Assistant General Counsel of BNY Mellon, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. She is 53 years old and has been an employee of the Manager since February 1984.

JAMES BITETTO, Vice President and Assistant Secretary since Augsut 2005.

Managing Counsel of BNY Mellon and Secretary of the Manager, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. She is 60 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 54 years old and has been an employee of the Manager since June 2000.

MAUREEN E. KANE, Vice President and Assistant Secretary since April 2015.

Managing Counsel of BNY Mellon since July 2014; from October 2004 until July 2014, General Counsel, and from May 2009 until July 2014, Chief Compliance Officer of Century Capital Management. She is an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. She is 54 years old and has been an employee of the Manager since July 2014.

SARAH S. KELLEHER, Vice President and Assistant Secretary since April 2014.

Senior Counsel of BNY Mellon, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager; from August 2005 to March 2013, Associate General Counsel of Third Avenue Management. She is 41 years old and has been an employee of the Manager since March 2013.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 58 years old and has been an employee of the Manager since April 1985.

RICHARD CASSARO, Assistant Treasurer since January 2008.

Senior Accounting Manager – Money Market, Municipal Bond and Equity Funds of the Manager, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 57 years old and has been an employee of the Manager since September 1982.

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OFFICERS OF THE FUND (Unaudited) (continued)

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since April 1991.

ROBERT S. ROBOL, Assistant Treasurer since August 2005.

Senior Accounting Manager of the Manager, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 52 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since July 2007.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer since December 2002.

Senior Accounting Manager – Fixed Income and Equity Funds of the Manager, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (65 investment companies, comprised of 160 portfolios). He is 59 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

CARIDAD M. CAROSELLA, Anti-Money Laundering Compliance Officer since January 2016

Anti-Money Laundering Compliance Officer of the Dreyfus Family of Funds and BNY Mellon Funds Trust since January 2016; from May 2015 to December 2015, Interim Anti-Money Laundering Compliance Officer of the Dreyfus Family of Funds and BNY Mellon Funds Trust and the Distributor; from January 2012 to May 2015, AML Surveillance Officer of the Distributor and from 2007 to December 2011, Financial Processing Manager of the Distributor. She is an officer of 60 investment companies (comprised of 155 portfolios) managed by the Manager. She is 48 years old and has been an employee of the Distributor since 1997.

54

NOTES

55

NOTES

56

NOTES

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For More Information

Dreyfus Strategic Beta Emerging Markets Equity Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
2\00 Park Avenue
New York, NY 10166

Sub-Investment Adviser

Mellon Capital Management
Corporation
50 Fremont Street, Suite 3900
San Francisco, CA 94105

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class A: DOFAX Class C: DOFCX Class I: DOFIX Class Y: DOFYX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2016 MBSC Securities Corporation 6342AR1016

Dreyfus Strategic Beta Global Equity Fund

ANNUAL REPORT October 31, 2016

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dreyfus Strategic Beta Global Equity Fund	The Fund

A LETTER FROM THE CHIEF EXECUTIVE OFFICER

Dear Shareholder:

We are pleased to present this annual report for Dreyfus Strategic Beta Global Equity Fund, covering the 12-month period from November 1, 2015 through October 31, 2016. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Stocks and bonds generally advanced over the reporting period in the midst of heightened market volatility stemming from various global economic developments. Toward the end of 2015, investor sentiment deteriorated amid sluggish global economic growth, falling commodity prices, and the first increase in short-term U.S. interest rates in nearly a decade. These worries sparked sharp stock market declines in January 2016, but equities began to rally in February when U.S. monetary policymakers refrained from additional rate hikes, other central banks eased their monetary policies further, and commodity prices began to rebound. Stocks generally continued to climb through the summer, driving several broad measures of U.S. stock market performance to record highs in July and August before moderating as a result of uncertainty regarding U.S. elections and potential rate hikes. In the bond market, yields of high-quality sovereign bonds generally moved lower and their prices increased in response to robust investor demand for current income in a low interest rate environment.

The outcome of the U.S. presidential election and ongoing global economic headwinds suggest that uncertainty will persist in the financial markets over the foreseeable future. Some asset classes and industry groups may benefit from a changing economic and political landscape, while others probably will face challenges. Consequently, selectivity could become a more important determinant of investment success. As always, we encourage you to discuss the implications of our observations with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Mark D. Santero
Chief Executive Officer
The Dreyfus Corporation
November 15, 2016

2

DISCUSSION OF FUND PERFORMANCE

For the period from November 1, 2015 through October 31, 2016, as provided by William S. Cazalet, CAIA, Ronald P. Gala, CFA, C. Wesley Boggs, and Peter D. Goslin, CFA, portfolio managers of Mellon Capital Management Corporation, Sub-Investment Adviser

Fund and Market Performance Overview

For the 12-month period ended October 31, 2016, Dreyfus Strategic Beta Global Equity Fund’s Class A shares produced a total return of -0.12%, Class C shares returned -0.87%, Class I shares returned 0.15%, and Class Y shares returned 0.15%.1 For the same period, the fund’s benchmark, the Morgan Stanley Capital International World Index (the “MSCI World Index”), produced a 1.18% total return.2

Global equity markets delivered mildly positive returns during the reporting period amid changing global economic and geopolitical conditions. The fund lagged its benchmark, largely due to shortfalls in the information technology and energy sectors.

The Fund’s Investment Approach

The fund seeks long-term capital appreciation. To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in common stocks and other equity securities issued by companies located throughout the world.

The fund’s portfolio managers use a proprietary methodology designed to rank and select stocks of U.S. and foreign companies based on fundamental company information. The portfolio managers employ a “strategic beta” strategy to select and weight stocks for the fund’s portfolio based on the company’s economic size, which is determined by a combination of accounting metrics, including sales; earnings before interest, taxation, depreciation, and amortization (EBITDA); and net total payout, including dividends and share repurchases. Companies are then ranked based on the quality and growth of their earnings, and companies with the lowest expected performance based on earnings quality and earnings growth metrics are excluded. The portfolio managers handle risk by diversifying across companies and industries. The fund’s portfolio is rebalanced semiannually.

Markets Demonstrate Resilience Despite Global Uncertainty

Global economic growth generally remained subdued over the reporting period, and equity markets proved vulnerable to shifting economic expectations, currency fluctuations, central bank actions, and political developments. Concerns about an economic slowdown in China and plummeting commodity prices sparked steep market declines early in the reporting period. Downward pressure on some market sectors was partly mitigated by moves among European and Japanese central banks to ease monetary policy and expectations that higher U.S. interest rates might boost exports. However, negative short-term interest rates in Europe and Japan took a toll on the profit margins of many financial institutions.

Global stocks rebounded during the spring of 2016 in response to firming commodity prices and increasing confidence that the United States and China would continue to perform better than many economists had previously forecast. Markets encountered renewed volatility in late June when the United Kingdom voted to leave the European Union in a “Brexit” with uncertain consequences for both parties. However, stocks quickly recovered most of their lost ground as investors looked past the potential downsides, focusing instead on the potential benefits of central bank easing, rising commodity prices, and modest economic growth. Global equities gave

3

DISCUSSION OF FUND PERFORMANCE (continued)

back some of their previous gains in October when uncertainty intensified in advance of U.S. elections.

Fund Strategies Produced Mixed Results

The fund’s performance compared to its benchmark was undermined by its positions in the information technology sector. Most notably, underweighted exposure to software giant Microsoft prevented the fund from participating more fully in gains stemming from a better-than-expected quarterly report. Likewise, a relatively light position in integrated oil-and-gas producer Chevron dampened results in the energy sector when the stock rallied along with commodity prices. In other areas, U.S. pharmaceutical distributor McKesson lost value after reducing its earnings outlook, electronics company Apple reported disappointing sales of smartphones, and German automaker Daimler struggled with softer sales amid sluggish economic growth in Europe.

The fund achieved better relative results in the materials sector, where U.K.-based commodities producer Glencore benefited from a reduced debt load and rising coal and zinc prices. Underweighted exposure to biotechnology firm Allergan helped boost results when the company’s merger with Pfizer was derailed by regulatory actions. Finally, results in the telecommunication services sector were bolstered by robust demand from income-oriented investors for dividend-paying stocks.

Maintaining a Disciplined Investment Process

Global equity markets have continued to face a number of uncertainties, including the impact of Brexit on the United Kingdom and European Union, future monetary policy changes from the European Central Bank and Bank of Japan, and uncertainty surrounding future U.S. fiscal and monetary policies. While our quantitative investment process does not directly consider macroeconomic influences, we believe that its emphasis on value, quality, and momentum positions it well for the months ahead. As of the end of the reporting period, we have identified slightly more opportunities meeting our criteria in the consumer discretionary and materials sectors, and slightly fewer in the financials and information technology sectors.

November 15, 2016

Please note, the position in any security highlighted with italicized typeface was sold during the reporting period.

Equities are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

Investing internationally involves special risks, including changes in currency exchange rates, political, economic, and social instability, a lack of comprehensive company information, differing auditing and legal standards, and less market liquidity. These risks generally are greater with emerging market countries than with more economically and politically established foreign countries.

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect until March 1, 2018, at which time it may be extended, terminated, or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.

2 Source: Lipper Inc. — Reflects reinvestment of net dividends and, where applicable, capital gain distributions. The Morgan Stanley Capital International (MSCI) World Index is an unmanaged index of global stock market performance, including the United States, Canada, Europe, Australia, New Zealand, and the Far East. Investors cannot invest directly in any index.

4

FUND PERFORMANCE

Comparison of change in value of $10,000 investment in Dreyfus Strategic Beta Global Equity Fund Class A shares, Class C shares, Class I shares and Class Y shares, and the Morgan Stanley Capital International World Index

† Source: Lipper Inc.

Past performance is not predictive of future performance.

The above graph compares a $10,000 investment made in each of the Class A, Class C, Class I and Class Y shares of Dreyfus Strategic Beta Global Equity Fund on 9/15/14 (inception date) to a $10,000 investment made in the Morgan Stanley Capital International World Index (the “Index”) on that date. All dividends and capital gain distributions are reinvested.

The fund’s performance shown in the line graph above takes into account the maximum initial sales charge on Class A shares and all other applicable fees and expenses on all classes. The Index is a free float-adjusted, market capitalization-weighted index designed to measure the large-cap and mid-cap equity performance of certain developed market countries. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

5

FUND PERFORMANCE (continued)

Average Annual Total Returns as of 10/31/16

	Inception Date	1 Year	From Inception
Class A shares
with maximum sales charge (5.75%)	9/15/14	-5.86%	-2.14%
without sales charge	9/15/14	-0.12%	0.61%
Class C shares
with applicable redemption charge †	9/15/14	-1.86%	-0.14%
without redemption	9/15/14	-0.87%	-0.14%
Class I shares	9/15/14	0.15%	0.87%
Class Y shares	9/15/14	0.15%	0.87%
Morgan Stanley Capital International World Index	8/31/14	1.18%	-0.38%††

Past performance is not predictive of future performance. The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. In addition to the performance of Class A shares shown with and without a maximum sales charge, the fund’s performance shown in the table takes into account all other applicable fees and expenses on all classes.

† The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.

†† For comparative purposes, the value of the Index as of 8/31/14 is used as the beginning value on 9/15/14.

6

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Strategic Beta Global Equity Fund from May 1, 2016 to October 31, 2016. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended October 31, 2016

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$4.31	$8.10	$3.04	$3.04
Ending value (after expenses)	$1,017.20	$1,013.20	$1,018.00	$1,018.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended October 31, 2016

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$4.32	$8.11	$3.05	$3.05
Ending value (after expenses)	$1,020.86	$1,017.09	$1,022.12	$1,022.12

† Expenses are equal to the fund’s annualized expense ratio of .85% for Class A, 1.60% for Class C, .60% for Class I and .60% for Class Y, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

7

STATEMENT OF INVESTMENTS
October 31, 2016

Common Stocks - 96.8%	Shares	Value ($)
Australia - 2.2%
AGL Energy	230	3,356
Amcor	1,632	18,249
AMP	1,616	5,618
APA Group	240	1,453
Aristocrat Leisure	155	1,809
ASX	78	2,796
AusNet Services	1,549	1,767
Bank of Queensland	83	660
Bendigo & Adelaide Bank	124	1,050
BHP Billiton	5,295	92,924
Boral	592	2,837
Brambles	896	7,859
Caltex Australia	397	9,280
Challenger	439	3,593
CIMIC Group	107	2,408
Coca-Cola Amatil	834	6,052
Cochlear	23	2,239
Commonwealth Bank of Australia	574	32,045
Computershare	401	3,218
CSL	147	11,239
Dexus Property Group	703	4,781
Domino's Pizza Enterprises	7	342
DUET Group	958	1,734
Flight Centre Travel Group	44	1,134
Fortescue Metals Group	3,335	13,953
Goodman Group	781	4,034
GPT Group	968	3,431
Harvey Norman Holdings	483	1,855
Healthscope	482	810
James Hardie Industries-CDI	230	3,434
LendLease Group	698	7,179
Macquarie Group	274	16,633
Medibank Private	2,623	5,148
Mirvac Group	1,426	2,267
Newcrest Mining	338	5,801
Oil Search	291	1,474
Origin Energy	1,797	7,313

8

Common Stocks - 96.8% (continued)	Shares		Value ($)
Australia - 2.2% (continued)
Platinum Asset Management	90		342
Qantas Airways	914		2,128
Ramsay Health Care	50		2,790
REA Group	10		389
Rio Tinto	620		25,553
Scentre Group	1,631		5,223
SEEK	89		991
Sonic Healthcare	162		2,525
South32	4,049		7,916
Stockland	2,167		7,286
Suncorp Group	1,197		10,899
Sydney Airport	445		2,119
Tabcorp Holdings	708		2,607
Tatts Group	673		2,079
Telstra	4,521		17,127
TPG Telecom	107		615
Transurban Group	194		1,533
Treasury Wine Estates	248		2,026
Vicinity Centres	1,064		2,323
Vocus Communications	366		1,590
Wesfarmers	991		30,916
Westfield	784		5,308
Woodside Petroleum	749		16,164
			442,224
Austria - .1%
ANDRITZ	111		5,806
Erste Group Bank	229	[a]	7,192
OMV	218		6,814
Raiffeisen Bank International	162	[a]	2,655
Voestalpine	213		7,536
			30,003
Belgium - .3%
Ageas	190		6,940
Colruyt	65		3,494
Groupe Bruxelles Lambert	62		5,333
KBC Group	297	[a]	18,098
Proximus	205		5,869
Solvay	63		7,231
Telenet Group Holding	61	[a]	3,265

9

STATEMENT OF INVESTMENTS (continued)

Common Stocks - 96.8% (continued)	Shares		Value ($)
Belgium - .3% (continued)
UCB	53		3,589
Umicore	54		3,283
			57,102
Canada - 2.2%
Agrium	200		18,360
Alimentation Couche Tard, Cl. B	400		20,094
ATCO, Cl. I	100		3,506
Bank of Montreal	200		12,728
BCE	140		6,361
Bombardier, Cl. B	4,400	[a]	5,839
Brookfield Asset Management, Cl. A	450		15,758
CAE	100		1,405
Cameco	200		1,540
Canadian Imperial Bank of Commerce	200		14,985
Canadian National Railway	500		31,432
Canadian Pacific Railway	100		14,295
Canadian Tire, Cl. A	100		9,720
CGI Group, Cl. A	100	[a]	4,750
CI Financial	100		1,840
Crescent Point Energy	100		1,191
Dollarama	100		7,473
Enbridge	500		21,591
EnCana	1,000		9,536
Finning International	100		1,861
First Quantum Minerals	300		2,849
Fortis	200		6,583
George Weston	100		8,149
Goldcorp	300		4,556
Hydro One	100	[b]	1,824
Industrial Alliance Insurance & Financial Services	100		3,872
Intact Financial	100		6,798
Inter Pipeline	100		2,073
Linamar	100		4,067
Loblaw	200		9,868
Lululemon Athletica	50	[a]	2,863
Magna International	700		28,740
Metro	400		12,364
Onex	100		6,468
Pembina Pipeline	100		3,072

10

Common Stocks - 96.8% (continued)	Shares		Value ($)
Canada - 2.2% (continued)
Potash Corp of Saskatchewan	700		11,382
Power Corporation of Canada	800		17,159
Power Financial	200		4,727
PrairieSky Royalty	100		2,175
Restaurant Brands International	100		4,446
Saputo	100		3,594
Shaw Communications, Cl. B	200		3,963
SNC-Lavalin Group	100		4,063
Sun Life Financial	600		20,081
Teck Resources, Cl. B	1,100		23,750
Thomson Reuters	300		11,823
Turquoise Hill Resources	100	[a]	310
Valeant Pharmaceuticals International	500	[a]	8,924
West Fraser Timber	100		3,424
Yamana Gold	900		3,214
			431,446
China - .0%
Yangzijiang Shipbuilding Holdings	2,800		1,499
Denmark - .4%
Carlsberg, Cl. B	43		3,877
Charles Hansen Holding	38		2,276
Coloplast, Cl. B	22		1,535
Danske Bank	193		5,959
DSV	108		5,234
ISS	211		8,296
Novo Nordisk, Cl. B	721		25,793
Novozymes, Cl. B	78		2,897
Pandora	61		7,940
TDC	632	[a]	3,487
Vestas Wind Systems	119		9,545
William Demant Holding	42	[a]	782
			77,621
Finland - .3%
Elisa	144		4,853
Kone, Cl. B	201		9,252
Metso	148		3,883
Neste	207		8,937
Nokian Renkaat	61		2,047
Orion, Cl. B	83		3,534

11

STATEMENT OF INVESTMENTS (continued)

Common Stocks - 96.8% (continued)	Shares	Value ($)
Finland - .3% (continued)
Sampo, Cl. A	161	7,382
Stora Enso, Cl. R	846	8,001
UPM-Kymmene	819	19,060
		66,949
France - 4.4%
Aeroports de Paris	12	1,212
Air Liquide	147	14,956
Airbus Group	583	34,656
Arkema	78	7,396
Atos	91	9,452
AXA	3,580	80,702
BNP Paribas	375	21,752
Bouygues	461	15,033
Bureau Veritas	123	2,324
Capgemini	128	10,606
Carrefour	1,045	27,411
Casino Guichard Perrachon	52	2,588
Christian Dior	103	19,872
Cie de St-Gobain	465	20,645
Cie Generale des Etablissements Michelin	205	22,196
CNP Assurances	404	7,001
Credit Agricole	322	3,475
Dassault Systemes	18	1,425
Edenred	156	3,614
Eiffage	134	9,920
Electricite de France	489	5,481
Engie	2,181	31,448
Eurazeo	51	2,935
Fonciere Des Regions	13	1,136
Groupe Eurotunnel	144	1,349
Hermes International	5	2,026
Imerys	17	1,182
Ingenico Group	12	950
JCDecaux	34	1,040
Klepierre	74	3,027
Lagardere	228	5,807
Legrand	93	5,257
L'Oreal	98	17,541
LVMH Moet Hennessy Louis Vuitton	137	24,897

12

Common Stocks - 96.8% (continued)	Shares		Value ($)
France - 4.4% (continued)
Natixis	422		2,133
Orange	3,470		54,662
Peugeot	1,860	[a]	27,861
Publicis Groupe	135		9,262
Remy Cointreau	8		649
Renault	424		36,822
Rexel	519		7,199
Safran	180		12,375
Schneider Electric	314		21,075
SCOR	291		9,420
Societe BIC	11		1,525
Societe Generale	294		11,477
Sodexo	92		10,685
Suez	480		7,601
Technip	132		8,755
Thales	100		9,415
Total	1,953		93,732
Unibail-Rodamco	47		11,196
Valeo	349		20,114
Veolia Environnement	954		20,819
Vinci	657		47,586
Vivendi	921		18,623
Wendel	48		5,522
			868,820
Germany - 4.5%
adidas	166		27,225
Allianz	552		86,046
Axel Springer	26		1,302
BASF	708		62,410
Bayer	477		47,278
Bayerische Motoren Werke	750		65,347
Beiersdorf	23		2,025
Brenntag	82		4,383
Commerzbank	351		2,384
Continental	130		24,910
Covestro	123	[b]	7,270
Daimler	1,099		78,310
Deutsche Boerse	90		6,725
Deutsche Lufthansa	917		11,722

13

STATEMENT OF INVESTMENTS (continued)

Common Stocks - 96.8% (continued)	Shares		Value ($)
Germany - 4.5% (continued)
Deutsche Post	1,637		50,730
Deutsche Telekom	4,485		73,088
Deutsche Wohnen-BR	76		2,480
E.ON	7,664		56,133
Evonik Industries	135		4,218
Fraport Frankfurt Airport Services Worldwide	32		1,899
Fresenius & Co.	214		15,796
Fresenius Medical Care & Co.	93		7,576
GEA Group	88		3,403
Hannover Rueck	86		9,587
HeidelbergCement	163		15,417
Henkel & Co.	45		4,955
HOCHTIEF	40		5,460
HUGO BOSS	53		3,329
Infineon Technologies	634		11,383
K+S	144		2,913
LANXESS	99		6,339
Linde	94		15,509
METRO	396		11,863
OSRAM Licht	108		6,124
ProSiebenSat.1 Media	206		8,878
RWE	1,075	[a]	17,064
SAP	195		17,176
Siemens	813		92,327
ThyssenKrupp	374		8,659
Uniper	766	[a]	10,196
Volkswagen	58		8,659
Vonovia	88		3,099
			901,597
Hong Kong - .6%
ASM Pacific Technology	100		965
BOC Hong Kong Holdings	2,000		7,143
Cathay Pacific Airways	2,000		2,636
Cheung Kong Property Holdings	3,184		23,586
CLP Holdings	1,500		15,260
First Pacific	4,000		3,033
Hang Seng Bank	200		3,613
HK Electric Investments	1,000	[b]	990
HKT Trust	1,000		1,375

14

Common Stocks - 96.8% (continued)	Shares		Value ($)
Hong Kong - .6% (continued)
Hongkong Land Holdings	500		3,350
Kerry Properties	500		1,583
Li & Fung	10,000		4,926
Link REIT	1,000		7,130
New World Development	3,000		3,741
Noble Group	12,200	[a]	1,456
NWS Holdings	1,000		1,772
PCCW	6,000		3,574
Sino Land	2,000		3,404
Swire Pacific, Cl. A	500		5,200
Swire Properties	400		1,150
Techtronic Industries	500		1,883
WH Group	7,000	[b]	5,677
Wharf Holdings	1,000		7,517
Wheelock & Co.	1,000		6,176
			117,140
Ireland - .2%
CRH	731		23,805
DCC	106		8,647
Kerry Group, Cl. A	47		3,443
Paddy Power Betfair	27		2,795
			38,690
Israel - .1%
Azrieli Group	11		469
Bezeq The Israeli Telecommunication Corporation	3,177		5,772
Check Point Software Technologies	50	[a]	4,228
NICE	29		1,925
Teva Pharmaceutical Industries	382		16,002
			28,396
Italy - 1.6%
Assicurazioni Generali	3,014		38,943
Atlantia	376		9,209
CNH Industrial	1,327		10,314
Enel	17,458		75,125
EXOR	734		31,191
Ferrari	73		3,845
Fiat Chrysler Automobiles	7,878		57,683
Intesa Sanpaolo	2,490		5,768
Intesa Sanpaolo-RSP	183		395

15

STATEMENT OF INVESTMENTS (continued)

Common Stocks - 96.8% (continued)	Shares		Value ($)
Italy - 1.6% (continued)
Leonardo-Finmeccanica	589	[a]	7,177
Luxottica Group	46		2,290
Mediobanca	93		681
Poste Italiane	1,114	[b]	7,417
Prysmian	359		8,934
Saipem	10,387	[a]	4,276
Snam	2,182		11,502
STMicroelectronics	714		6,809
Telecom Italia	7,726	[a]	6,704
Telecom Italia-RSP	4,600	[a]	3,262
Terna Rete Elettrica Nazionale	1,591		7,793
UniCredit	2,993		7,425
UnipolSai	1,192		2,277
			309,020
Japan - 10.2%
Aeon	700		9,699
AEON Mall	100		1,488
Aisin Seiki	200		8,801
Ajinomoto	200		4,456
Alfresa Holdings	400		8,475
Alps Electric	200		4,806
Amada Holdings	200		2,285
ANA Holdings	2,000		5,630
Asahi Glass	2,000		14,017
Asahi Group Holdings	300		10,730
Asahi Kasei	1,000		9,038
Astellas Pharma	2,300		34,203
Bandai Namco Holdings	200		6,007
Bridgestone	500		18,666
Brother Industries	200		3,681
Casio Computer	200		2,796
Central Japan Railway	100		17,035
Chubu Electric Power	1,300		19,146
Chugoku Bank	100		1,345
Concordia Financial Group	200		929
Credit Saison	100		1,732
Dai Nippon Printing	1,000		10,051
Daicel	300		3,959
Dai-ichi Life Holdings	3,100		45,553

16

Common Stocks - 96.8% (continued)	Shares	Value ($)
Japan - 10.2% (continued)
Daiichi Sankyo	600	14,452
Daikin Industries	100	9,612
Daito Trust Construction	100	16,759
Daiwa House Industry	800	22,016
Daiwa Securities Group	1,000	5,986
Denso	200	8,706
East Japan Railway	400	35,308
Eisai	100	6,387
Electric Power Development	100	2,333
Fuji Electric	1,000	5,006
Fuji Heavy Industries	600	23,423
FUJIFILM Holdings	400	15,162
Fujitsu	3,000	17,825
Hachijuni Bank	200	1,093
Hakuhodo DY Holdings	300	3,613
Hankyu Hanshin Holdings	200	6,637
Hino Motors	300	3,275
Hitachi	7,000	37,326
Hitachi Chemical	100	2,346
Hitachi Construction Machinery	100	2,095
Hitachi High-Technologies	100	4,181
Hitachi Metals	300	3,753
Honda Motor	1,800	53,964
Hoya	200	8,363
Hulic	100	955
Idemitsu Kosan	300	6,926
IHI	1,000	2,641
Iida Group Holdings	100	1,935
Isuzu Motors	500	6,196
ITOCHU	2,400	30,403
Iyo Bank	100	616
J Front Retailing	500	6,899
Japan Airlines	100	2,952
Japan Exchange Group	200	2,981
Japan Post Holdings	500	6,379
Japan Tobacco	400	15,234
JFE Holdings	1,100	15,802
JTEKT	400	5,931
JX Holdings	12,000	47,590

17

STATEMENT OF INVESTMENTS (continued)

Common Stocks - 96.8% (continued)	Shares		Value ($)
Japan - 10.2% (continued)
Kajima	2,000		13,521
Kansai Electric Power	800	[a]	7,663
Kansai Paint	100		2,155
Kao	300		15,462
Kawasaki Heavy Industries	1,000		2,927
KDDI	2,100		63,919
Kintetsu Group Holdings	2,000		8,086
Kirin Holdings	500		8,618
Kobe Steel	500	[a]	4,138
Koito Manufacturing	100		5,226
Komatsu	700		15,639
Konica Minolta	400		3,589
Kubota	500		8,079
Kuraray	300		4,560
Kyowa Hakko Kirin	100		1,530
Kyushu Electric Power	700		6,361
Kyushu Financial Group	100		667
Marubeni	3,100		16,338
Marui Group	100		1,407
Mazda Motor	800		13,178
Medipal Holdings	700		11,981
MEIJI Holdings	100		9,993
Minebea	300		3,072
Mitsubishi Chemical Holdings	3,100		20,426
Mitsubishi Electric	2,000		27,129
Mitsubishi Gas Chemical	500		7,714
Mitsubishi Heavy Industries	4,000		17,141
Mitsubishi Materials	200		5,750
Mitsubishi Motors	1,300		7,252
Mitsubishi Tanabe Pharma	100		1,951
Mitsubishi UFJ Financial Group	5,600		29,081
Mitsubishi UFJ Lease & Finance	700		3,398
Mitsui Chemicals	1,000		4,939
Mitsui OSK Lines	1,000		2,508
Mizuho Financial Group	13,700		23,136
MS&AD Insurance Group Holdings	500		14,885
Murata Manufacturing	100		13,989
Nabtesco	100		2,994
Nagoya Railroad	1,000		5,283

18

Common Stocks - 96.8% (continued)	Shares	Value ($)
Japan - 10.2% (continued)
NEXON	100	1,707
NHK Spring	200	1,888
Nidec	100	9,698
Nikon	300	4,540
Nippon Express	1,000	4,949
Nippon Steel & Sumitomo Metal	1,200	23,784
Nippon Telegraph & Telephone	1,500	66,654
Nippon Yusen	2,000	4,100
Nissan Motor	3,000	30,566
Nitto Denko	100	6,986
NOK	100	2,248
Nomura Holdings	3,400	17,070
Nomura Real Estate Holdings	200	3,389
Nomura Research Institute	10	348
NSK	600	6,671
NTT Data	100	5,168
NTT DOCOMO	1,600	40,286
NTT Urban Development	100	919
Obayashi	1,200	11,591
Oji Holdings	1,000	4,243
Omron	100	3,843
ORIX	1,900	30,175
Osaka Gas	2,000	8,328
Otsuka Holdings	100	4,384
Panasonic	3,300	34,520
Recruit Holdings	100	4,024
Resona Holdings	1,300	5,777
Ricoh	600	4,897
Santen Pharmaceutical	200	2,926
SBI Holdings	200	2,384
Secom	100	7,231
Seibu Holdings	100	1,732
Seiko Epson	300	6,102
Sekisui Chemical	500	7,891
Sekisui House	400	6,623
Seven Bank	100	308
Shimizu	1,000	8,906
Shin-Etsu Chemical	100	7,601
Shinsei Bank	1,000	1,621

19

STATEMENT OF INVESTMENTS (continued)

Common Stocks - 96.8% (continued)	Shares		Value ($)
Japan - 10.2% (continued)
Shionogi & Co.	100		4,938
Shiseido	200		5,164
Showa Shell Sekiyu	400		3,742
SoftBank Group	900		56,659
Sohgo Security Services	100		4,568
Sompo Holdings	300		9,738
Sony	1,200		38,459
Stanley Electric	100		2,759
Sumitomo Chemical	3,000		14,246
Sumitomo Dainippon Pharma	100		1,736
Sumitomo Electric Industries	800		11,858
Sumitomo Heavy Industries	1,000		5,283
Sumitomo Mitsui Financial Group	800		27,867
Sumitomo Mitsui Trust Holdings	200		6,770
Sumitomo Rubber Industries	300		5,029
Suzuken	30		965
Suzuki Motor	800		28,454
T&D Holdings	700		8,484
Taiheiyo Cement	2,000		5,740
Taisei	1,000		7,514
Taiyo Nippon Sanso	200		2,107
TDK	200		13,846
Teijin	200		3,877
Terumo	100		3,876
THK	100		2,117
Tobu Railway	1,000		4,920
Toho	100		3,008
Tohoku Electric Power	1,500		18,380
Tokio Marine Holdings	700		27,694
Tokyo Electric Power Co. Holdings	7,400	[a]	28,790
Tokyo Electron	100		9,047
Tokyo Gas	2,000		9,082
Tokyo Tatemono	100		1,274
Tokyu	1,000		7,505
Tokyu Fudosan Holdings	900		5,089
TonenGeneral Sekiyu	1,000		9,879
Toray Industries	1,000		9,333
Toshiba	4,000	[a]	14,532
TOTO	100		4,005

20

Common Stocks - 96.8% (continued)	Shares		Value ($)
Japan - 10.2% (continued)
Toyo Seikan Group Holdings	100		1,850
Toyoda Gosei	100		2,290
Toyota Industries	200		9,183
Toyota Motor	104		6,029
Toyota Tsusho	300		7,103
Unicharm	200		4,765
USS	100		1,695
West Japan Railway	200		12,343
Yahoo! Japan	600		2,306
Yamada Denki	800		4,142
Yamaha	100		3,581
Yamaha Motor	400		8,906
Yamato Holdings	300		6,851
Yaskawa Electric	100		1,599
Yokogawa Electric	200		2,817
Yokohama Rubber	100		1,739
			2,024,885
Luxembourg - .0%
RTL Group	58		4,564
SES	139		3,197
			7,761
Macau - .1%
Sands China	2,000		8,703
Wynn Macau	1,600		2,455
			11,158
Mexico - .0%
Fresnillo	68		1,365
Netherlands - 1.3%
ABN AMRO Group	78	[b]	1,800
Aegon	1,867		8,050
AerCap Holdings	200	[a]	8,222
Akzo Nobel	251		16,224
ASML Holding	103		10,911
Boskalis Westminster	38		1,226
Core Laboratories	50		4,849
Heineken	135		11,122
Heineken Holding	119		9,159
ING Groep	2,282		30,048
Koninklijke Ahold Delhaize	2,324		53,052

21

STATEMENT OF INVESTMENTS (continued)

Common Stocks - 96.8% (continued)	Shares		Value ($)
Netherlands - 1.3% (continued)
Koninklijke DSM	98		6,302
Koninklijke KPN	3,142		10,247
Koninklijke Vopak	65		3,283
NN Group	330		9,944
NXP Semiconductors	117	[a]	11,700
QIAGEN	45	[a]	1,107
Randstad Holding	188		9,682
RELX	802		13,536
Unilever	758		31,770
Wolters Kluwer	257		9,946
			262,180
New Zealand - .1%
Auckland International Airport	304		1,433
Fletcher Building	972		7,208
Meridian Energy	1,300		2,389
Ryman Healthcare	74		470
Spark New Zealand	2,624		6,868
			18,368
Norway - .3%
DNB	339		4,903
Gjensidige Forsikring	85		1,524
Marine Harvest	283	[a]	5,134
Norsk Hydro	1,632		7,298
Orkla	732		6,915
Statoil	1,187		19,452
Telenor	1,018		16,202
			61,428
Portugal - .1%
Energias de Portugal	3,949		13,053
Galp Energia	557		7,551
Jeronimo Martins	422		7,259
			27,863
Singapore - .4%
Ascendas Real Estate Investment Trust	300		511
CapitaLand	1,400		3,109
CapitaLand Commercial Trust	1,000		1,132
CapitaLand Mall Trust	800		1,190
City Developments	200		1,220
ComfortDelGro	1,600		2,921

22

Common Stocks - 96.8% (continued)	Shares		Value ($)
Singapore - .4% (continued)
DBS Group Holdings	600		6,469
Flex	1,350	[a]	19,156
Golden Agri-Resources	7,500		2,075
Jardine Cycle & Carriage	100		3,035
Singapore Airlines	500		3,641
Singapore Exchange	600		3,058
Singapore Press Holdings	900		2,406
Singapore Telecommunications	3,700		10,319
StarHub	600		1,458
Suntec Real Estate Investment Trust	1,000		1,208
UOL Group	200		815
Wilmar International	2,900		6,900
			70,623
South Africa - .1%
Investec	579		3,600
Mediclinic International	54		599
Mondi	347		6,779
			10,978
Spain - 1.5%
Abertis Infraestructuras	458		6,800
ACS Actividades de Construccion y Servicios	706		21,646
Aena	35	[b]	5,139
Amadeus IT Group	235		11,093
Banco de Sabadell	1,366		1,828
Banco Santander	8,163		40,118
Bankia	431		379
Bankinter	206		1,577
Distribuidora Internacional de Alimentacion	974		5,215
Enagas	212		6,086
Endesa	526		11,182
Ferrovial	168		3,269
Gas Natural SDG	276		5,446
Grifols	78		1,542
Iberdrola	4,498		30,658
Inditex	370		12,934
Mapfre	1,780		5,289
Red Electrica	340		7,093
Repsol	2,731		38,269
Telefonica	7,978		81,098

23

STATEMENT OF INVESTMENTS (continued)

Common Stocks - 96.8% (continued)	Shares		Value ($)
Spain - 1.5% (continued)
Zardoya Otis	67		566
			297,227
Sweden - .8%
Assa Abloy, Cl. B	245		4,457
Atlas Copco, Cl. A	308		9,037
Atlas Copco, Cl. B	178		4,655
Autoliv	100		9,678
Boliden	298		6,905
Electrolux, Ser. B	429		10,160
Ericsson, Cl. B	2,468		11,946
Hennes & Mauritz, Cl. B	366		10,297
Hexagon, Cl. B	82		2,871
Husqvarna, Cl. B	485		3,649
ICA Gruppen	83		2,578
Industrivarden, Cl. C	62		1,107
Investor, Cl. B	177		6,292
Kinnevik, Cl. B	96		2,428
Lundin Petroleum	94	[a]	1,691
Sandvik	868		9,870
Securitas, Cl. B	328		5,070
Skanska, Cl. B	676		14,684
SKF, Cl. B	235		3,983
Svenska Cellulosa, Cl. B	354		10,030
Svenska Handelsbanken, Cl. A	509		6,943
Swedish Match	184		6,403
Volvo, Cl. B	1,818		19,524
			164,258
Switzerland - 1.3%
ABB	2,040	[a]	42,055
Actelion	57	[a]	8,237
Adecco Group	171		10,170
Coca-Cola HBC	164	[a]	3,545
Dufry	19	[a]	2,312
EMS-Chemie Holding	3		1,506
Galenica	1		1,002
Garmin	100		4,836
Geberit	17		7,193
Givaudan	4		7,741
Kuehne + Nagel International	54		7,323

24

Common Stocks - 96.8% (continued)	Shares		Value ($)
Switzerland - 1.3% (continued)
Lonza Group	39	[a]	7,362
Pargesa Holding-BR	35		2,350
Partners Group Holding	5		2,531
Roche Holding	289		66,442
Schindler Holding	16		2,959
Schindler Holding-PC	37		6,876
SGS	2		4,054
Sika-BR	1		4,806
Sonova Holding	16		2,146
Swiss Life Holding	29	[a]	7,678
Swiss Prime Site	22	[a]	1,824
Swiss Re	438		40,677
Syngenta	37		14,792
			260,417
United Kingdom - 8.3%
3i Group	528		4,337
Aberdeen Asset Management	553		2,167
Admiral Group	154		3,613
Aggreko	230		2,256
Anglo American	4,719	[a]	65,327
ArcelorMittal	5,828	[a]	39,269
Ashtead Group	364		5,694
Associated British Foods	173		5,213
Auto Trader Group	190	[b]	871
Aviva	5,174		28,043
BAE Systems	4,545		30,180
Barratt Developments	882		4,898
Berkeley Group Holdings	143		4,129
BHP Billiton	3,481		52,599
BP	16,951		100,359
British American Tobacco	1,842		105,775
British Land	276		1,978
BT Group	6,984		32,138
Bunzl	321		8,640
Burberry Group	235		4,243
Carnival	168		8,094
Centrica	6,599		17,301
Compass Group	2,248		40,751
Croda International	78		3,340

25

STATEMENT OF INVESTMENTS (continued)

Common Stocks - 96.8% (continued)	Shares		Value ($)
United Kingdom - 8.3% (continued)
Delphi Automotive	410		26,679
Diageo	1,252		33,400
Direct Line Insurance Group	1,891		8,011
Dixons Carphone	523		2,015
easyJet	92		1,055
Experian	896		17,251
G4S	2,647		7,128
GKN	1,786		6,978
GlaxoSmithKline	4,045		80,134
Glencore	54,742	[a]	167,511
Hammerson	164		1,106
Hargreaves Lansdown	61		866
Hikma Pharmaceuticals	21		451
ICAP	393		2,331
IMI	388		4,721
Imperial Brands	1,014		49,093
Inmarsat	260		2,232
InterContinental Hotels Group	99		3,847
International Consolidated Airlines Group	1,227		6,517
Intertek Group	89		3,723
Intu Properties	163		550
ITV	1,547		3,228
J Sainsbury	2,188		6,719
Johnson Matthey	257		10,727
Kingfisher	2,400		10,614
Land Securities Group	266		3,253
Legal & General Group	2,947		7,553
Liberty Global LiLAC, Cl. A	24	[a]	663
Liberty Global LiLAC, Cl. C	56	[a]	1,548
Liberty Global, Cl. A	200	[a]	6,520
Liberty Global, Ser. C	450	[a]	14,310
London Stock Exchange Group	56		1,926
Marks & Spencer Group	2,818		11,745
Meggitt	562		2,994
Merlin Entertainments	217	[b]	1,224
Michael Kors Holdings	150	[a]	7,617
National Grid	4,023		52,442
Next	85		5,011
Old Mutual	5,512		13,595

26

Common Stocks - 96.8% (continued)	Shares		Value ($)
United Kingdom - 8.3% (continued)
Persimmon	159		3,297
Petrofac	310		3,060
Provident Financial	50		1,805
Prudential	3,348		54,687
Randgold Resources	20		1,772
Reckitt Benckiser Group	327		29,270
RELX	892		15,951
Rio Tinto	1,810		62,908
Rolls-Royce Holdings	1,508	[a]	13,410
Royal Mail	958		5,757
Sage Group	863		7,621
Schroders	43		1,484
Segro	296		1,584
Severn Trent	185		5,272
Shire	121		6,887
Shire, ADR	22		3,710
Sky	601		6,017
Smith & Nephew	243		3,519
Smiths Group	315		5,467
SSE	1,925		37,487
St. James's Place	177		2,047
Standard Life	3,207		13,260
Taylor Wimpey	1,628		2,824
Unilever	597		24,976
United Utilities Group	403		4,637
Vodafone Group	39,232		107,949
William Hill	288		1,043
WM Morrison Supermarkets	5,303		14,702
Wolseley	380		19,772
Worldpay Group	277	[b]	966
WPP	1,294		28,161
			1,649,805
United States - 55.4%
3M	460		76,038
Abbott Laboratories	750		29,430
AbbVie	870		48,529
Accenture, Cl. A	420		48,821
Activision Blizzard	310		13,383
Adobe Systems	100	[a]	10,751

27

STATEMENT OF INVESTMENTS (continued)

Common Stocks - 96.8% (continued)	Shares		Value ($)
United States - 55.4% (continued)
AdvanSix	16		255
AES	1,000		11,770
Aetna	420		45,087
Affiliated Managers Group	50	[a]	6,633
AGCO	100		5,108
Agilent Technologies	150		6,536
AGNC Investment	100	[c]	2,006
Air Products & Chemicals	150		20,013
Akamai Technologies	50	[a]	3,474
Albemarle	100		8,355
Alcoa	600		17,232
Allergan	36	[a]	7,522
Alliance Data Systems	50		10,223
Alliant Energy	100		3,805
Allstate	320		21,728
Ally Financial	460		8,312
Alphabet, Cl. A	50	[a]	40,495
Alphabet, Cl. C	50	[a]	39,227
Altria Group	1,460		96,535
Amazon.com	100	[a]	78,982
American Express	910		60,442
American Water Works	50		3,702
Ameriprise Financial	260		22,981
AmerisourceBergen	670		47,114
Amgen	670		94,577
Amphenol, Cl. A	100		6,593
Anadarko Petroleum	300		17,832
Analog Devices	100		6,410
Annaly Capital Management	1,050	[c]	10,878
Anthem	270		32,902
Aon	310		34,357
Apache	600		35,688
Apple	3,040		345,162
Applied Materials	1,300		37,804
Aramark	300		11,169
Arch Capital Group	50	[a]	3,899
Archer-Daniels-Midland	820		35,727
Arrow Electronics	200	[a]	12,224
Arthur J. Gallagher & Co.	100		4,823

28

Common Stocks - 96.8% (continued)	Shares		Value ($)
United States - 55.4% (continued)
Assurant	50		4,026
AT&T	6,525		240,055
AutoNation	100	[a]	4,387
Avery Dennison	100		6,979
Avnet	150		6,293
Axalta Coating Systems	100	[a]	2,512
B/E Aerospace	100		5,952
Bank of America	4,500		74,250
Baxter International	450		21,415
BB&T	300		11,760
Becton Dickinson & Co.	50		8,396
Bed Bath & Beyond	310		12,530
Best Buy	920		35,797
Biogen	100	[a]	28,018
BlackRock	100		34,124
Boeing	720		102,550
BorgWarner	200		7,168
Boston Properties	50	[c]	6,024
Boston Scientific	300	[a]	6,600
Bristol-Myers Squibb	460		23,419
Broadcom	102		17,369
Broadridge Financial Solutions	100		6,466
Brown-Forman, Cl. B	100		4,617
Bunge	400		24,804
CA	300		9,222
Cabot Oil & Gas	100		2,088
Cadence Design Systems	100	[a]	2,558
Campbell Soup	100		5,434
Capital One Financial	250		18,510
Cardinal Health	660		45,335
CarMax	200	[a]	9,988
Carnival	350		17,185
CBRE Group, Cl. A	210	[a]	5,410
CBS, Cl. B	650		36,803
CDK Global	50		2,731
CDW	250		11,227
Celanese, Ser. A	100		7,292
Celgene	300	[a]	30,654
Centene	150	[a]	9,372

29

STATEMENT OF INVESTMENTS (continued)

Common Stocks - 96.8% (continued)	Shares		Value ($)
United States - 55.4% (continued)
CenterPoint Energy	310		7,068
CenturyLink	1,360		36,149
Cerner	100	[a]	5,858
CH Robinson Worldwide	110		7,493
Charles Schwab	400		12,680
Charter Communications, Cl. A	65	[a]	16,243
Chevron	1,900		199,025
Chubb	156		19,812
Church & Dwight	100		4,826
Cigna	260		30,896
Cincinnati Financial	150		10,617
Cintas	100		10,667
Cisco Systems	4,900		150,332
CIT Group	200		7,266
Citigroup	1,450		71,267
Citizens Financial Group	250		6,585
Citrix Systems	150	[a]	12,720
Clorox	100		12,002
CMS Energy	160		6,744
Coach	200		7,178
Coca-Cola	1,490		63,176
Cognizant Technology Solutions, Cl. A	200	[a]	10,270
Colgate-Palmolive	660		47,098
Comcast, Cl. A	1,440		89,021
Comerica	100		5,209
ConocoPhillips	2,700		117,315
Constellation Brands, Cl. A	50		8,356
Crown Holdings	100	[a]	5,425
Cummins	200		25,564
CVS Health	1,250		105,125
D.R. Horton	200		5,766
Darden Restaurants	200		12,958
DaVita	100	[a]	5,862
Delta Air Lines	260		10,860
Devon Energy	460		17,429
Digital Realty Trust	50	[c]	4,672
Discover Financial Services	410		23,095
Discovery Communications, Cl. A	200	[a]	5,222
Discovery Communications, Cl. C	310	[a]	7,784

30

Common Stocks - 96.8% (continued)	Shares		Value ($)
United States - 55.4% (continued)
DISH Network, Cl. A	200	[a]	11,712
Dollar General	300		20,727
Dollar Tree	100	[a]	7,555
Dover	100		6,689
Dow Chemical	1,380		74,258
Dr. Pepper Snapple Group	160		14,046
Dun & Bradstreet	50		6,243
E*TRADE Financial	300	[a]	8,448
E.I. du Pont de Nemours & Co.	600		41,274
Eastman Chemical	100		7,191
Eaton	500		31,885
Eaton Vance	200		7,012
eBay	900	[a]	25,659
Ecolab	150		17,125
Edwards Lifesciences	100	[a]	9,522
Electronic Arts	150	[a]	11,778
Emerson Electric	660		33,449
Envision Healthcare Holdings	250	[a]	4,945
EOG Resources	160		14,467
Equifax	50		6,199
Equity Residential	100	[c]	6,175
Estee Lauder, Cl. A	150		13,069
Expedia	100		12,923
Expeditors International of Washington	150		7,721
Express Scripts Holding	1,400	[a]	94,360
Exxon Mobil	3,920		326,614
F5 Networks	50	[a]	6,911
Facebook, Cl. A	310	[a]	40,607
Fastenal	50		1,949
FedEx	200		34,864
Fidelity National Information Services	60		4,435
Fifth Third Bancorp	700		15,232
Fiserv	150	[a]	14,772
FLIR Systems	100		3,292
Flowserve	200		8,470
Fluor	110		5,719
FMC	100		4,689
FMC Technologies	150	[a]	4,841
Foot Locker	100		6,677

31

STATEMENT OF INVESTMENTS (continued)

Common Stocks - 96.8% (continued)	Shares		Value ($)
United States - 55.4% (continued)
Ford Motor	12,020		141,115
Fortune Brands Home & Security	100		5,463
Freeport-McMoRan	2,800	[a]	31,304
Gap	460		12,691
General Dynamics	310		46,729
General Growth Properties	200	[c]	4,990
General Motors	2,700		85,320
Genuine Parts	100		9,059
Gilead Sciences	1,120		82,466
Global Payments	50		3,626
Goodyear Tire & Rubber	200		5,806
H&R Block	410		9,418
Hanesbrands	150		3,855
Harley-Davidson	250		14,255
Hartford Financial Services Group	310		13,674
Hasbro	100		8,341
HCA Holdings	610	[a]	46,683
Helmerich & Payne	50		3,156
Henry Schein	50	[a]	7,460
Hershey	100		10,246
Hess	300		14,391
Hewlett Packard Enterprise	1,700		38,199
Hilton Worldwide Holdings	300		6,780
HollyFrontier	250		6,238
Hologic	50	[a]	1,801
Home Depot	1,550		189,115
Honeywell International	410		44,969
Hormel Foods	100		3,850
Host Hotels & Resorts	600	[c]	9,288
HP	5,440		78,826
Illinois Tool Works	410		46,564
Ingersoll-Rand	310		20,860
Ingredion	100		13,117
Intel	5,510		192,134
Intercontinental Exchange	50		13,519
International Business Machines	1,080		165,985
International Flavors & Fragrances	50		6,539
International Paper	400		18,012
Interpublic Group of Companies	550		12,314

32

Common Stocks - 96.8% (continued)	Shares		Value ($)
United States - 55.4% (continued)
Intuit	250		27,185
Iron Mountain	224	[c]	7,556
J.B. Hunt Transport Services	50		4,081
Jacobs Engineering Group	100	[a]	5,158
Johnson & Johnson	1,300		150,787
Jones Lang LaSalle	50		4,843
JPMorgan Chase & Co.	3,000		207,780
Juniper Networks	510		13,433
KeyCorp	600		8,472
Kimberly-Clark	260		29,747
Kimco Realty	250	[c]	6,653
Kinder Morgan	1,000		20,430
KLA-Tencor	150		11,266
Kohl's	210		9,188
Kraft Heinz	100		8,895
Kroger	1,180		36,556
L-3 Communications Holdings	100		13,694
Lam Research	150		14,529
Las Vegas Sands	200		11,576
Lear	200		24,556
Leggett & Platt	150		6,882
Lennar, Cl. A	50		2,085
Liberty Interactive, Cl. A	700	[a]	12,943
Liberty Property Trust	50	[c]	2,022
Liberty Sirius Group, Cl. A	100	[a]	3,327
Liberty Sirius Group, Cl. C	100	[a]	3,319
Linear Technology	100		6,006
LKQ	100	[a]	3,228
Lockheed Martin	310		76,378
Loews	200		8,606
Lowe's	1,450		96,642
LyondellBasell Industries, Cl. A	860		68,413
Macerich	50	[c]	3,539
Macy's	310		11,312
Mallinckrodt	50	[a]	2,963
Manpowergroup	160		12,288
Marathon Oil	1,450		19,111
Marathon Petroleum	920		40,103
Marriott International, Cl. A	380		26,106

33

STATEMENT OF INVESTMENTS (continued)

Common Stocks - 96.8% (continued)	Shares		Value ($)
United States - 55.4% (continued)
Marsh & McLennan	460		29,159
Masco	310		9,573
Mastercard, Cl. A	410		43,878
Mattel	250		7,883
Maxim Integrated Products	150		5,945
McCormick & Co.	50		4,794
McDonald's	900		101,313
McKesson	560		71,215
Mead Johnson Nutrition	100		7,477
MEDNAX	50	[a]	3,063
MetLife	660		30,994
MGM Resorts International	300	[a]	7,851
Microchip Technology	100		6,055
Micron Technology	1,320	[a]	22,651
Mondelez International, Cl. A	1,450		65,163
Monsanto	360		36,277
Morgan Stanley	1,660		55,726
Mosaic	200		4,706
Motorola Solutions	360		26,129
MSCI	100		8,019
Murphy Oil	410		10,607
Mylan	200	[a]	7,300
Nasdaq	50		3,199
Navient	800		10,224
New York Community Bancorp	200		2,872
Newell Brands	203		9,748
Newfield Exploration	100	[a]	4,059
Newmont Mining	300		11,112
NextEra Energy	200		25,600
Nielsen Holdings	150		6,753
NIKE, Cl. B	920		46,166
Noble Energy	100		3,447
Nordstrom	300		15,600
Northern Trust	100		7,242
Northrop Grumman	260		59,540
Norwegian Cruise Line Holdings	50	[a]	1,944
NRG Energy	900		9,567
Nuance Communications	250	[a]	3,505
Nucor	400		19,540

34

Common Stocks - 96.8% (continued)	Shares		Value ($)
United States - 55.4% (continued)
NVIDIA	300		21,348
Omnicom Group	260		20,753
ONEOK	250		12,107
O'Reilly Automotive	100	[a]	26,444
PACCAR	210		11,533
Packaging Corporation of America	100		8,250
Parker-Hannifin	150		18,412
Paychex	160		8,832
PayPal Holdings	250	[a]	10,415
Pentair	150		8,270
PepsiCo	1,040		111,488
Pfizer	6,600		209,286
Philip Morris International	800		77,152
Phillips 66	570		46,255
Plains GP Holdings, Cl. A	750	[a]	9,420
PNC Financial Services Group	250		23,900
Polaris Industries	50		3,831
PPG Industries	200		18,626
PPL	250		8,585
Praxair	200		23,412
Principal Financial Group	310		16,926
Procter & Gamble	1,000		86,800
Prologis	100	[c]	5,216
Prudential Financial	560		47,482
Public Storage	50	[c]	10,686
PulteGroup	250		4,650
PVH	50		5,349
Qorvo	50	[a]	2,783
QUALCOMM	1,200		82,464
Quest Diagnostics	50		4,072
Quintiles IMS Holdings	88	[a]	6,313
Raymond James Financial	50		3,006
Raytheon	260		35,519
Realogy Holdings	100		2,289
Red Hat	50	[a]	3,873
Regency Centers	50	[c]	3,604
Regions Financial	900		9,639
Republic Services	100		5,263
ResMed	100		5,977

35

STATEMENT OF INVESTMENTS (continued)

Common Stocks - 96.8% (continued)	Shares		Value ($)
United States - 55.4% (continued)
Robert Half International	150		5,613
Rockwell Automation	50		5,986
Ross Stores	370		23,140
Royal Caribbean Cruises	150		11,530
S&P Global	210		25,588
Sabre	100		2,583
salesforce.com	50	[a]	3,758
Schlumberger	434		33,952
Scripps Networks Interactive, Cl. A	100		6,436
Seagate Technology	410		14,067
Sealed Air	150		6,845
SEI Investments	50		2,217
Sensata Technologies Holding	50	[a]	1,787
Simon Property Group	100	[c]	18,596
Sirius XM Holdings	2,600		10,842
Skyworks Solutions	100		7,694
Snap-on	50		7,705
Southwest Airlines	200		8,010
Southwestern Energy	300	[a]	3,117
Sprint	1,050	[a]	6,468
St. Jude Medical	60		4,670
Stanley Black & Decker	150		17,076
Staples	1,400		10,360
Starbucks	650		34,495
Stryker	100		11,535
SunTrust Banks	350		15,830
Synchrony Financial	350		10,007
Sysco	700		33,684
T. Rowe Price Group	160		10,242
Target	850		58,420
TD Ameritrade Holding	100		3,421
TE Connectivity	310		19,490
Tesoro	260		22,092
Texas Instruments	930		65,890
Textron	210		8,417
The TJX Companies	570		42,037
Thermo Fisher Scientific	50		7,352
Tiffany & Co.	50		3,671
Time Warner	830		73,862

36

Common Stocks - 96.8% (continued)	Shares		Value ($)
United States - 55.4% (continued)
Torchmark	100		6,341
Total System Services	50		2,494
Tractor Supply	100		6,263
Travelers	420		45,436
Twenty-First Century Fox, Cl. A	1,070		28,109
Twenty-First Century Fox, Cl. B	460		12,139
Twitter	50	[a]	898
Tyson Foods, Cl. A	420		29,757
UDR	50	[c]	1,749
UGI	100		4,629
United Continental Holdings	100	[a]	5,623
United Parcel Service, Cl. B	760		81,898
United Rentals	200	[a]	15,132
United Therapeutics	50	[a]	6,004
UnitedHealth Group	1,070		151,223
Universal Health Services, Cl. B	50		6,036
Unum Group	350		12,390
Valero Energy	1,030		61,017
Vantiv, Cl. A	50	[a]	2,918
Verizon Communications	4,980		239,538
Versum Materials	75		1,703
VF	210		11,384
Viacom, Cl. B	760		28,546
Visa, Cl. A	690		56,932
Vornado Realty Trust	100	[c]	9,278
W.W. Grainger	50		10,406
Wabtec	50		3,866
Walgreens Boots Alliance	600		49,638
Wal-Mart Stores	3,230		226,165
Walt Disney	790		73,225
Waste Management	510		33,487
Waters	50	[a]	6,957
Weatherford International	900	[a]	4,338
Wells Fargo & Co.	2,750		126,527
Welltower	100	[c]	6,853
Western Union	670		13,447
Whirlpool	100		14,982
WhiteWave Foods	50	[a]	2,725
Wyndham Worldwide	200		13,168

37

STATEMENT OF INVESTMENTS (continued)

Common Stocks - 96.8% (continued)	Shares		Value ($)
United States - 55.4% (continued)
Wynn Resorts	100		9,455
Xcel Energy	200		8,310
Xerox	740		7,230
Xilinx	100		5,087
XL Group	360		12,492
Xylem	100		4,833
Yum! Brands	410		35,375
Zoetis	150		7,170
			11,010,593
Total Common Stocks (cost $18,961,572)			19,249,416
Preferred Stocks - .4%
Germany - .4%
Bayerische Motoren Werke	123		9,337
Fuchs Petrolub	30		1,341
Henkel & Co.	78		10,010
Porsche Automobil Holding	13		701
Schaeffler	257		3,888
Volkswagen	333		45,767
(cost $74,572)			71,044
Master Limited Partnerships - .0%
Canada - .0%
Brookfield Business Partners LP (cost $214)	9		209
Rights - .0%	Number of Rights		Value ($)
Italy - .0%
EXOR	734	[a]	30
Spain - .0%
Ferrovial	168	[a]	72
Total Rights (cost $67)			102

38

Other Investment - 2.6%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $526,876)	526,876	[d]	526,876
Total Investments (cost $19,563,301)	99.8%		19,847,647
Cash and Receivables (Net)	.2%		36,013
Net Assets	100.0%		19,883,660

ADR—American Depository Receipt
BR—Bearer Certificate
CDI—Chess Depository Interest
LP—Limited Partnership
PC—Participation Certificate
REIT—Real Estate Investment Trust
RSP—Risparmio (Savings) Shares

aNon-income producing security.
bSecurity exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2016, these securities were valued at $33,178 or .17% of net assets.
cInvestment in real estate investment trust.
dInvestment in affiliated money market mutual fund.

Portfolio Summary (Unaudited) †	Value (%)
Consumer Discretionary	16.0
Financials	12.6
Industrials	11.9
Information Technology	11.1
Consumer Staples	9.7
Health Care	9.5
Materials	7.9
Energy	7.5
Telecommunication Services	6.1
Utilities	3.3
Money Market Investment	2.6
Real Estate	1.6
99.8

† Based on net assets.

See notes to financial statements.

39

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2016

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers	19,036,425	19,320,771
Affiliated issuers	526,876	526,876
Cash denominated in foreign currency	63,403	62,166
Dividends receivable		45,957
Prepaid expenses		25,714
		19,981,484
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		24,825
Accrued expenses		72,999
		97,824
Net Assets ($)		19,883,660
Composition of Net Assets ($):
Paid-in capital		19,998,831
Accumulated undistributed investment income—net		337,811
Accumulated net realized gain (loss) on investments		(735,067)
Accumulated net unrealized appreciation (depreciation) on investments and foreign currency transactions		282,085
Net Assets ($)		19,883,660

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	99,189	99,767	19,585,281	99,423
Shares Outstanding	8,000	8,105	1,576,000	8,000
Net Asset Value Per Share ($)	12.40	12.31	12.43	12.43

See notes to financial statements.

40

STATEMENT OF OPERATIONS
Year Ended October 31, 2016

Investment Income ($):
Income:
Cash dividends (net of $27,491 foreign taxes withheld at source):
Unaffiliated issuers	522,869
Affiliated issuers	790
Interest	831
Total Income	524,490
Expenses:
Management fee—Note 3(a)	87,426
Professional fees	82,280
Custodian fees—Note 3(c)	65,166
Registration fees	54,396
Prospectus and shareholders’ reports	10,186
Trustees’ fees and expenses—Note 3(d)	7,570
Shareholder servicing costs—Note 3(c)	932
Distribution fees—Note 3(b)	733
Loan commitment fees—Note 2	283
Miscellaneous	77,064
Total Expenses	386,036
Less—reduction in expenses due to undertaking—Note 3(a)	(267,959)
Less—reduction in fees due to earnings credits—Note 3(c)	(5)
Net Expenses	118,072
Investment Income—Net	406,418
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	(661,182)
Net realized gain (loss) on forward foreign currency exchange contracts	(6,953)
Net Realized Gain (Loss)	(668,135)
Net unrealized appreciation (depreciation) on investments and foreign currency transactions	286,405
Net Realized and Unrealized Gain (Loss) on Investments	(381,730)
Net Increase in Net Assets Resulting from Operations	24,688

See notes to financial statements.

41

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended October 31,
	2016	2015
Operations ($):
Investment income—net	406,418	386,509
Net realized gain (loss) on investments	(668,135)	(75,469)
Net unrealized appreciation (depreciation) on investments	286,405	77,381
Net Increase (Decrease) in Net Assets Resulting from Operations	24,688	388,421
Dividends to Shareholders from ($):
Investment income—net:
Class A	(1,669)	(464)
Class C	(891)	(340)
Class I	(371,936)	(99,288)
Class Y	(1,888)	(504)
Total Dividends	(376,384)	(100,596)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	500	11,738
Dividends reinvested:
Class A	45	-
Class C	12	4
Cost of shares redeemed:
Class A	(2,822)	(8,765)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(2,265)	2,977
Total Increase (Decrease) in Net Assets	(353,961)	290,802
Net Assets ($):
Beginning of Period	20,237,621	19,946,819
End of Period	19,883,660	20,237,621
Undistributed investment income—net	337,811	308,197
Capital Share Transactions (Shares):
Class A
Shares sold	41	908
Shares issued for dividends reinvested	4	-
Shares redeemed	(226)	(727)
Net Increase (Decrease) in Shares Outstanding	(181)	181
Class C
Shares issued for dividends reinvested	1	1

See notes to financial statements.

42

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

	Year Ended October 31,
Class A Shares	2016	2015	2014[a]
Per Share Data ($):
Net asset value, beginning of period	12.62	12.46	12.50
Investment Operations:
Investment income—net[b]	.22	.21	.01
Net realized and unrealized gain (loss) on investments	(.24)	.01	(.05)
Total from Investment Operations	(.02)	.22	(.04)
Distributions:
Dividends from investment income—net	(.20)	(.06)	-
Net asset value, end of period	12.40	12.62	12.46
Total Return (%)[c]	(.12)	1.75	(.32)[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.46	2.17	5.60[e]
Ratio of net expenses to average net assets	.85	.85	.85[e]
Ratio of net investment income to average net assets	1.85	1.67	.82[e]
Portfolio Turnover Rate	48.34	26.85	.01[d]
Net Assets, end of period ($ x 1,000)	99	103	100

a From September 15, 2014 (commencement of operations) to October 31, 2014.
b Based on average shares outstanding.
c Exclusive of sales charge.
d Not annualized.
e Annualized.

See notes to financial statements.

43

FINANCIAL HIGHLIGHTS (continued)

	Year Ended October 31,
Class C Shares	2016	2015	2014[a]
Per Share Data ($):
Net asset value, beginning of period	12.53	12.45	12.50
Investment Operations:
Investment income—net[b]	.13	.12	.00[c]
Net realized and unrealized gain (loss) on investments	(.24)	.00[c]	(.05)
Total from Investment Operations	(.11)	.12	(.05)
Distributions:
Dividends from investment income—net	(.11)	(.04)	-
Net asset value, end of period	12.31	12.53	12.45
Total Return (%)[d]	(.87)	.98	(.40)[e]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	3.11	2.95	6.34[f]
Ratio of net expenses to average net assets	1.60	1.60	1.60[f]
Ratio of net investment income to average net assets	1.10	.91	.06[f]
Portfolio Turnover Rate	48.34	26.85	.01[e]
Net Assets, end of period ($ x 1,000)	100	102	101

a From September 15, 2014 (commencement of operations) to October 31, 2014.
b Based on average shares outstanding.
c Amount represents less than $.01 per share.
d Exclusive of sales charge.
e Not annualized.
f Annualized.

See notes to financial statements.

44

	Year Ended October 31,
Class I Shares	2016	2015	2014[a]
Per Share Data ($):
Net asset value, beginning of period	12.65	12.47	12.50
Investment Operations:
Investment income—net[b]	.25	.24	.02
Net realized and unrealized gain (loss) on investments	(.23)	.00[c]	(.05)
Total from Investment Operations	.02	.24	(.03)
Distributions:
Dividends from investment income—net	(.24)	(.06)	-
Net asset value, end of period	12.43	12.65	12.47
Total Return (%)	.15	1.95	(.24)[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.98	1.80	5.03[e]
Ratio of net expenses to average net assets	.60	.60	.60[e]
Ratio of net investment income to average net assets	2.10	1.91	1.07[e]
Portfolio Turnover Rate	48.34	26.85	.01[d]
Net Assets, end of period ($ x 1,000)	19,585	19,932	19,647

a From September 15, 2014 (commencement of operations) to October 31, 2014.
b Based on average shares outstanding.
c Amount represents less than $.01 per share.
d Not annualized.
e Annualized.

See notes to financial statements.

45

FINANCIAL HIGHLIGHTS (continued)

	Year Ended October 31,
Class Y Shares	2016	2015	2014[a]
Per Share Data ($):
Net asset value, beginning of period	12.65	12.47	12.50
Investment Operations:
Investment income—net[b]	.25	.24	.02
Net realized and unrealized gain (loss) on investments	(.23)	.00[c]	(.05)
Total from Investment Operations	.02	.24	(.03)
Distributions:
Dividends from investment income—net	(.24)	(.06)	-
Net asset value, end of period	12.43	12.65	12.47
Total Return (%)	.15	1.95	(.24)[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.98	1.80	5.03[e]
Ratio of net expenses to average net assets	.60	.60	.60[e]
Ratio of net investment income to average net assets	2.10	1.91	1.07[e]
Portfolio Turnover Rate	48.34	26.85	.01[d]
Net Assets, end of period ($ x 1,000)	99	101	100

a From September 15, 2014 (commencement of operations) to October 31, 2014.
b Based on average shares outstanding.
c Amount represents less than $.01 per share.
d Not annualized.
e Annualized.

See notes to financial statements.

46

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Strategic Beta Global Equity Fund (the “fund”) is a separate diversified series of Dreyfus Opportunity Funds (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund’s investment objective is to seek long-term capital appreciation. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Mellon Capital Management Corporation (“Mellon Capital”), a wholly-owned subsidiary of BNY Mellon and an affiliate of Dreyfus, serves as the fund’s sub-investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C, Class I and Class Y. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of October 31, 2016, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held 8,000 Class C shares and all of the outstanding Class A, Class I and Class Y shares of the fund.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive

47

NOTES TO FINANCIAL STATEMENTS (continued)

releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

48

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Trustees (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

49

NOTES TO FINANCIAL STATEMENTS (continued)

Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of October 31, 2016 in valuing the fund’s investments:

Level 1 - Unadjusted Quoted Prices		Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Domestic Common Stocks†	11,010,593	-	-	11,010,593
Equity Securities - Foreign Common Stocks†	8,238,823	-	-	8,238,823
Equity Securities - Foreign Preferred Stocks†	71,044	-	-	71,044
Master Limited Partnerships†	209	-	-	209
Mutual Funds	526,876	-	-	526,876
Rights†	72	30††	-	102

† See Statement of Investments for additional detailed categorizations.

†† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures. See note above for additional information.

At October 31, 2015, no exchange traded foreign equity securities were classified within Level 2 of the fair value hierarchy pursuant to the fund’s fair valuation procedures.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses

50

on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended October 31, 2016 were as follows:

Affiliated Investment Company	Value 10/31/2015 ($)	Purchases ($)	Sales ($)	Value 10/31/2016 ($)	Net Assets (%)
Dreyfus Institutional Preferred Government Plus Money Market Fund†	437,200	3,362,390	3,272,714	526,876	2.6

† Formerly Dreyfus Institutional Preferred Plus Money Market Fund.

(e) Risk: Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

(f) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

51

NOTES TO FINANCIAL STATEMENTS (continued)

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended October 31, 2016, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended October 31, 2016, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended October 31, 2016 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At October 31, 2016, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $344,292, accumulated capital losses $735,064 and unrealized appreciation $275,601.

Under the Regulated Investment Company Modernization Act of 2010, the fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to October 31, 2016. The fund has $268,295 of short-term capital losses and $466,769 of long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal periods ended October 31, 2016 and October 31, 2015 were as follows: ordinary income $376,384 and $100,596, respectively.

During the period ended October 31, 2016, as a result of permanent book to tax differences, primarily due to the tax treatment for foreign currency gains and losses, passive foreign investment companies and real estate investment trusts, the fund decreased accumulated undistributed investment income-net by $420 and increased accumulated net realized gain (loss) on investments by the same amount. Net assets and net asset value per share were not affected by this reclassification.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $810 million unsecured credit facility led by Citibank, N.A. and a $300 million

52

unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 5, 2016, the unsecured credit facility with Citibank, N.A. was $555 million and prior to January 11, 2016, the unsecured credit facility with Citibank, N.A. was $480 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended October 31, 2016, the fund did not borrow under the Facilities.

NOTE 3—Management Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .45% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has contractually agreed, from November 1, 2015 through March 1, 2018, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .60% of the value of the fund’s average daily net assets. The reduction in expenses, pursuant to the undertaking, amounted to $267,959 during the period ended October 31, 2016.

Pursuant to a sub-investment advisory agreement between Dreyfus and Mellon Capital, Mellon Capital serves as the fund’s sub-investment adviser responsible for the day-to-day management of the fund’s portfolio. Dreyfus pays the sub-investment adviser a monthly fee at an annual percentage of the value of the fund’s average daily net assets. Dreyfus has obtained an exemptive order from the SEC (the “Order”), upon which the fund may rely, to use a manager of managers approach that permits Dreyfus, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more sub-investment advisers who are either unaffiliated with Dreyfus or are wholly-owned subsidiaries (as defined under the Act) of Dreyfus’ ultimate parent company, BNY Mellon, without obtaining shareholder approval. The Order also allows the fund to disclose the sub-investment advisory fee paid by Dreyfus to any unaffiliated sub-investment adviser in the aggregate with other unaffiliated sub-investment advisers in documents filed with the SEC and provided to shareholders. In addition, pursuant to the Order, it is not necessary to disclose the sub-investment advisory fee

53

NOTES TO FINANCIAL STATEMENTS (continued)

payable by Dreyfus separately to a sub-investment adviser that is a wholly-owned subsidiary of BNY Mellon in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to Dreyfus. Dreyfus has ultimate responsibility (subject to oversight by the Board) to supervise any sub-investment adviser and recommend the hiring, termination, and replacement of any sub-investment adviser to the Board.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended October 31, 2016, Class C shares were charged $733 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 2016, Class A and Class C shares were charged $248 and $244, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended October 31, 2016, the fund was charged $107 for transfer agency services and $11 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $5.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are

54

determined based on net assets, geographic region and transaction activity. During the period ended October 31, 2016, the fund was charged $65,166 pursuant to the custody agreement.

During the period ended October 31, 2016, the fund was charged $9,804 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $7,615, Distribution Plan fees $64, Shareholder Services Plan fees $42, custodian fees $30,000, Chief Compliance Officer fees $5,688 and transfer agency fees $240, which are offset against an expense reimbursement currently in effect in the amount of $18,824.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and forward contracts, during the period ended October 31, 2016, amounted to $9,300,709 and $9,438,992, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its over-the-counter (“OTC”) derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination.

Each type of derivative instrument that was held by the fund during the period ended October 31, 2016 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the

55

NOTES TO FINANCIAL STATEMENTS (continued)

contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. At October 31, 2016, there were no forward contracts outstanding.

The following summarizes the average market value of derivatives outstanding during the period ended October 31, 2016:

Average Market Value ($)
Forward contracts	22,814

At October 31, 2016, the cost of investments for federal income tax purposes was $19,569,785; accordingly, accumulated net unrealized appreciation on investments was $277,862, consisting of $1,593,686 gross unrealized appreciation and $1,315,824 gross unrealized depreciation.

56

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Trustees
Dreyfus Strategic Beta Global Equity Fund

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Dreyfus Strategic Beta Global Equity Fund (one of the series comprising Dreyfus Opportunity Funds) as of October 31, 2016, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2016 by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Strategic Beta Global Equity Fund at October 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods, in conformity with U.S. generally accepted accounting principles.

New York, New York
December 29, 2016

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IMPORTANT TAX INFORMATION (Unaudited)

For federal tax purposes, the fund hereby reports 68.60% of the ordinary dividends paid during the fiscal year ended October 31, 2016 as qualifying for the corporate dividends received deduction. Also, certain dividends paid by the fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year, $376,384 represents the maximum amount that may be considered qualified dividend income. Shareholders will receive notification in early 2017 of the percentage applicable to the preparation of their 2016 income tax returns.

58

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited)

At a meeting of the fund’s Board of Trustees held on July 20-21, 2016, the Board considered the renewal of the fund’s Management Agreement, pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”), and the Sub-Investment Advisory Agreement (together, the “Agreements”), pursuant to which Mellon Capital Management Corporation (the “Subadviser”) provides day-to-day management of the fund’s investments. The Board members, a majority of whom are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus and the Subadviser. In considering the renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures, as well as Dreyfus’ supervisory activities over the Subadviser. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), for the one-year period ended May 31, 2016, and (2) the fund’s actual and contractual management fees and total expenses with those of a group

59

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board noted that the fund had commenced operations in September 2014. The Board discussed the results of the comparisons and noted that the fund’s total return performance was above the Performance Group and Performance Universe medians for the one-year period ended May 31, 2016. Dreyfus also provided a comparison of the fund’s total return to the return of the fund’s benchmark index for the 2015 calendar year.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board noted that the fund’s contractual management fee was below the Expense Group median, the fund’s actual management fee (which was zero) was below the Expense Group and Expense Universe medians and the fund’s total expenses were below the Expense Group and Expense Universe medians.

Dreyfus representatives noted that Dreyfus has contractually agreed to waive receipt of its fees and/or assume the expenses of the fund until March 1, 2018, so that annual direct fund operating expenses (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed .60% of the fund’s average daily net assets.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Broadridge category as the fund and (2) paid to Dreyfus or the Subadviser or its affiliates for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee.

The Board considered the fee to the Subadviser in relation to the fee paid to Dreyfus by the fund and the respective services provided by the Subadviser and Dreyfus. The Board also noted the Subadviser’s fee is paid by Dreyfus (out of its fee from the fund) and not the fund.

60

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also noted the expense limitation arrangement and its effect on the profitability of Dreyfus and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered on the advice of its counsel the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements, considered in relation to the mix of services provided by Dreyfus and the Subadviser, including the nature, extent and quality of such services, supported the renewal of the Agreements and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Since Dreyfus, and not the fund, pays the Subadviser pursuant to the Sub-Investment Advisory Agreement, the Board did not consider the Subadviser’s profitability to be relevant to its deliberations. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus and the Subadviser from acting as investment adviser and sub-investment adviser, respectively, and noted the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by Dreyfus and the Subadviser are adequate and appropriate.

• The Board was satisfied with the fund’s relative performance, noting the short period of operations.

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INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

• The Board concluded that the fees paid to Dreyfus and the Subadviser supported the renewal of the Agreements in light of the considerations described above.

• The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates and the Subadviser, of the fund and the services provided to the fund by Dreyfus and the Subadviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years. The Board determined to renew the Agreements.

62

BOARD MEMBERS INFORMATION (Unaudited)

INDEPENDENT BOARD MEMBERS

Joseph S. DiMartino (73)

Chairman of the Board (2000)

Principal Occupation During Past 5 Years:

• Corporate Director and Trustee (1995-present)

Other Public Company Board Memberships During Past 5 Years:

• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)

No. of Portfolios for which Board Member Serves: 135

———————

Francine J. Bovich (65)

Board Member (2015)

Principal Occupation During Past 5 Years:

• Trustee, The Bradley Trusts, private trust funds (2011-present)

Other Public Company Board Memberships During Past 5 Years:

• Annaly Capital Management, Inc., Board Member (May 2014-present)

No. of Portfolios for which Board Member Serves: 76

———————

Gordon J. Davis (75)

Board Member (2012)

Principal Occupation During Past 5 Years:

• Partner in the law firm of Venable LLP (2012-present)

•  Partner in the law firm of Dewey & LeBoeuf LLP (1994-2012)

Other Public Company Board Memberships During Past 5 Years:

• Consolidated Edison, Inc., a utility company, Director (1997-2014)

• The Phoenix Companies, Inc., a life insurance company, Director (2000-2014)

No. of Portfolios for which Board Member Serves: 58

———————

63

BOARD MEMBERS INFORMATION (Unaudited) (continued)
INDEPENDENT BOARD MEMBERS (continued)

Nathan Leventhal (73)

Board Member (2009)

Principal Occupation During Past 5 Years:

•  President Emeritus of Lincoln Center for the Performing Arts (2001-present)

• Chairman of the Avery Fisher Artist Program (1997-2014)

• Commissioner, NYC Planning Commission (2007-2011)

Other Public Company Board Memberships During Past 5 Years:

• Movado Group, Inc., Director (2003-present)

No. of Portfolios for which Board Member Serves: 48

———————

Robin A. Melvin (53)

Board Member (2014)

Principal Occupation During Past 5 Years:

• Co-chairman, Illinois Mentoring Partnership, non-profit organization dedicated to increasing the quantity and quality of mentoring services in Illinois; (2014-present; served as a board member since 2013)

• Director, Boisi Family Foundation, a private family foundation that supports youth-serving organizations that promote the self sufficiency of youth from disadvantaged circumstances (1995-2012)

No. of Portfolios for which Board Member Serves: 107

———————

Roslyn M. Watson (67)

Board Member (2014)

Principal Occupation During Past 5 Years:

• Principal, Watson Ventures, Inc., a real estate investment company (1993-present)

No. of Portfolios for which Board Member Serves: 62

———————

Benaree Pratt Wiley (70)

Board Member (2009)

Principal Occupation During Past 5 Years:

• Principal, The Wiley Group, a firm specializing in strategy and business development (2005-present)

Other Public Company Board Memberships During Past 5 Years:

• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (2008-present)

No. of Portfolios for which Board Member Serves: 86

———————

64

INTERESTED BOARD MEMBERS

J. Charles Cardona (60)

Board Member (2014)

Principal Occupation During Past 5 Years:

• President and a Director of the Manager (2008-present), Chairman of the Distributor (2013-present; previously, Executive Vice President, 1997-2013), President of Dreyfus Institutional Services Division

No. of Portfolios for which Board Member Serves: 34

J. Charles Cardona is deemed to be an “interested person” (as defined under the Act) of the Company as a result of his affiliation with The Dreyfus Corporation.

———————

Isabel P. Dunst (69)

Board Member (2014)

Principal Occupation During Past 5 Years:

• Of Counsel to the law firm of Hogan Lovells LLP (2015-present; previously, Partner, 1990-2014)

No. of Portfolios for which Board Member Serves: 34

Isabel P. Dunst is deemed to be an “interested person” (as defined under the Act) of the Company as a result of her affiliation with Hogan Lovells LLP, which provides legal services to BNY Mellon and certain of its affiliates.

———————

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80. The address of the Board Members and Officers is c/o The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.

Clifford L. Alexander, Jr., Emeritus Board Member
Whitney I. Gerard, Emeritus Board Member
George L. Perry, Emeritus Board Member

65

OFFICERS OF THE FUND (Unaudited)

BRADLEY J. SKAPYAK, President since January 2010.

Chief Operating Officer and a director of the Manager since June 2009, Chairman of Dreyfus Transfer, Inc., an affiliate of the Manager and the transfer agent of the funds, since May 2011 and Executive Vice President of the Distributor since June 2007. From April 2003 to June 2009, Mr. Skapyak was the head of the Investment Accounting and Support Department of the Manager. He is an officer of 64 investment companies (comprised of 135 portfolios) managed by the Manager. He is 57 years old and has been an employee of the Manager since February 1988.

BENNETT A. MACDOUGALL, Chief Legal Officer since October 2015.

Chief Legal Officer of the Manager since June 2015; from June 2005 to June 2015, he served in various capacities with Deutsche Bank – Asset & Wealth Management Division, including as Director and Associate General Counsel, and Chief Legal Officer of Deutsche Investment Management Americas Inc. from June 2012 to May 2015. He is an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since June 2015.

JANETTE E. FARRAGHER, Vice President and Secretary since December 2011.

Assistant General Counsel of BNY Mellon, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. She is 53 years old and has been an employee of the Manager since February 1984.

JAMES BITETTO, Vice President and Assistant Secretary since Augsut 2005.

Managing Counsel of BNY Mellon and Secretary of the Manager, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. She is 60 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 54 years old and has been an employee of the Manager since June 2000.

MAUREEN E. KANE, Vice President and Assistant Secretary since April 2015.

Managing Counsel of BNY Mellon since July 2014; from October 2004 until July 2014, General Counsel, and from May 2009 until July 2014, Chief Compliance Officer of Century Capital Management. She is an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. She is 54 years old and has been an employee of the Manager since July 2014.

SARAH S. KELLEHER, Vice President and Assistant Secretary since April 2014.

Senior Counsel of BNY Mellon, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager; from August 2005 to March 2013, Associate General Counsel of Third Avenue Management. She is 41 years old and has been an employee of the Manager since March 2013.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 58 years old and has been an employee of the Manager since April 1985.

RICHARD CASSARO, Assistant Treasurer since January 2008.

Senior Accounting Manager – Money Market, Municipal Bond and Equity Funds of the Manager, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 57 years old and has been an employee of the Manager since September 1982.

66

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since April 1991.

ROBERT S. ROBOL, Assistant Treasurer since August 2005.

Senior Accounting Manager of the Manager, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 52 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since July 2007.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer since December 2002.

Senior Accounting Manager – Fixed Income and Equity Funds of the Manager, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (65 investment companies, comprised of 160 portfolios). He is 59 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

CARIDAD M. CAROSELLA, Anti-Money Laundering Compliance Officer since January 2016

Anti-Money Laundering Compliance Officer of the Dreyfus Family of Funds and BNY Mellon Funds Trust since January 2016; from May 2015 to December 2015, Interim Anti-Money Laundering Compliance Officer of the Dreyfus Family of Funds and BNY Mellon Funds Trust and the Distributor; from January 2012 to May 2015, AML Surveillance Officer of the Distributor and from 2007 to December 2011, Financial Processing Manager of the Distributor. She is an officer of 60 investment companies (comprised of 155 portfolios) managed by the Manager. She is 48 years old and has been an employee of the Distributor since 1997.

67

NOTES

68

NOTES

69

For More Information

Dreyfus Strategic Beta Global Equity Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Sub-Investment Adviser

Mellon Capital Management
Corporation
50 Fremont Street, Suite 3900
San Francisco, CA 94105

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class A: DBGAX Class C: DBGCX Class I: DBGIX Class Y: DBGYX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2016 MBSC Securities Corporation 6336AR1016

Item 2.             Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.             Audit Committee Financial Expert.

The Registrant's Board has determined Joseph S. DiMartino, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC").  Mr. DiMartino is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.             Principal Accountant Fees and Services.

(a)  Audit Fees.  The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $89,026 in 2015 and $91,250 in 2016.

(b)  Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $16,626 in 2015 and $12,860 in 2016. These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2015 and $0 in 2016.

(c)  Tax Fees.  The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $30,810 in 2015 and $40,416 in 2016. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held, and (iv) determination of Passive Foreign Investment Companies. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $0 in 2015 and $0 in 2016.

(d)  All Other Fees.  The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $3 in 2015 and $5 in 2016. These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were $0 in 2015 and $0 in 2016.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services.  Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence.  Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note. None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal account's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $19,591,507 in 2015 and $20,423,084 in 2016

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

Item 5.             Audit Committee of Listed Registrants.

                        Not applicable.

Item 6.             Investments.

(a)                    Not applicable.

Item 7.             Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                        Not applicable.

Item 8.             Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.             Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                        Not applicable.

Item 10.           Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.           Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.           Exhibits.

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Opportunity Funds

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    December 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    December 21, 2016

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    December 21, 2016

EXHIBIT INDEX

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)